As filed on ^ October 11, 1996


                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                        X
      Pre-Effective Amendment No.

       Post-Effective Amendment No.    ^  9                                    X

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                X
                                                                              --
      Amendment No.     ^ 10                                                   X
                    ------------                                              --


                            INVESCO SPECIALTY FUNDS, INC.
                 (Exact Name of Registrant as Specified in Charter)

                    7800 E. Union Avenue, Denver, Colorado  80237
                      (Address of Principal Executive Offices)
                    P.O. Box 173706, Denver, Colorado  80217-3706
                                  (Mailing Address)

         Registrant's Telephone Number, including Area Code:  (303) 930-6300

                                 Glen A. Payne, Esq.
                                7800 E. Union Avenue
                               Denver, Colorado  80237
                       (Name and Address of Agent for Service)
                                 -------------------
                                     Copies to:
                               Ronald M. Feiman, Esq.
                               Gordon Altman Butowsky
                                Weitzen Shalov & Wein
                                114 West 47th Street
                              New York, New York  10036
                                 -------------------
Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.


It    is proposed  that this filing will  become  effective
____  ^  immediately upon filing pursuant to paragraph (b)
____  on  _____________ pursuant to paragraph (b)
____  60 days after filing pursuant to paragraph (a)(i)
____  on  _____________ pursuant to paragraph (a)(i)
 X    75 days after filing pursuant to paragraph (a)(ii)
____  on _____________ pursuant to paragraph (a)(ii) of rule 485.


If appropriate, check the following box:
____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Registrant has previously elected, pursuant to Rule 24f-2 under the Investment Company Act of 1940, to register an indefinite number of its shares of common stock for sale under the Securities Act of 1933. Registrant's Rule 24f-2 Notice for the fiscal year ended July 31, 1996, ^ was filed on or about September ^ 18, 1996.


                                    Page 1 of 120
                         Exhibit index is located at page 102

                                     NOTE


      This Post-Effective Amendment (Form N-1A) is being filed to ^ add the Prospectus for a new series, INVESCO ^ Realty Fund, and does not affect the Prospectus for the five remaining series: INVESCO Worldwide Capital Goods Fund^ and INVESCO Worldwide Communications Fund^ which were declared effective on August 1, 1994; INVESCO European Small Company Fund and INVESCO Latin American Growth Fund ^, which were declared effective on February 15, 1995; and INVESCO Asian Growth Fund which was declared effective September 11, 1995.

                         INVESCO SPECIALTY FUNDS, INC.
                          ---------------------------

                             CROSS-REFERENCE SHEET

      Form N-1A
         Item                                         Caption
      ---------                                       -------

Part A                              Prospectus

      1.......................      Cover Page


      2.......................      Annual Fund Expenses; ^ Essential
                                    Information

      3.......................      Financial Highlights; Fund Price
                                    and Performance ^

      4.......................      Investment ^ Objective and
                                    Strategy; Investment Policies ^ and
                                    Risks; The ^ Fund and ^ Its
                                    Management

      5.......................      The ^ Fund and ^ Its Management^


      5A......................      Not Applicable


      6.......................      Fund Services ^; Taxes, Dividends
                                    and Capital Gain Distributions;
                                    Additional Information



      7.......................      How ^ to Buy Shares; Fund Price and
                                    Performance; Fund Services; The
                                    Fund and Its Management

      8.......................      Fund Services ^; How to ^ Sell
                                    Shares


      9.......................      Not Applicable


Part B                              Statement of Additional Information
                                    ^


      10......................      Cover Page

      11......................      Table of Contents

      Form N-1A
         Item                                         Caption
      ---------                                       -------

      12......................      The Funds and Their Management

      13......................      Investment Practices; Investment
                                    Policies and Restrictions

      14......................      The Funds and Their Management

      15......................      The Funds and Their Management;
                                    Additional Information

      16......................      The Funds and Their Management;
                                    Additional Information

      17......................      Investment Practices; Investment
                                    Policies and Restrictions

      18......................      Additional Information

      19......................      How Shares Can Be Purchased; How
                                    Shares Are Valued; Services
                                    Provided by the Funds; Tax-Deferred
                                    Retirement Plans; How to Redeem
                                    Shares

      20......................      Dividends, Capital Gain
                                    Distributions and Taxes

      21......................      How Shares Can Be Purchased

      22......................      Performance Data

      23......................      Additional Information; Unaudited
                                    Financial Statements for INVESCO
                                    Asian Growth Fund

Part C                              Other Information

      Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

PROSPECTUS
December __, 1996

                             INVESCO REALTY FUND

     INVESCO Realty Fund (the "Fund") seeks to provide above average current income. Long-term capital growth potential is an additional consideration in selecting securities for the Fund's investment portfolio. The Fund normally invests at least 65% of its total assets in dividend-paying, publicly-traded stocks of companies in the real estate industry. The remaining assets are invested in other income-producing securities such as corporate bonds.

     This prospectus provides you with the basic information you should know before investing in the Fund. You should read it and keep it for future reference. A Statement of Additional Information containing further information about the Fund, dated December __, 1996, has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. To obtain a free copy, write to INVESCO Funds Group, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER FINANCIAL INSTITUTION. THE SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

TABLE OF CONTENTS
                                                                          Page
                                                                          ----


ESSENTIAL INFORMATION......................................................  7

ANNUAL FUND EXPENSES.......................................................  8

INVESTMENT OBJECTIVE AND STRATEGY.......................................... 10

INVESTMENT POLICIES AND RISKS.............................................. 10

THE FUND AND ITS MANAGEMENT................................................ 18

FUND PRICE AND PERFORMANCE................................................. 19

HOW TO BUY SHARES.......................................................... 20

FUND SERVICES.............................................................. 25

HOW TO SELL SHARES......................................................... 25

TAXES, DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS............................ 28

ADDITIONAL INFORMATION..................................................... 29

ESSENTIAL INFORMATION

     Investment Goal And Strategy. INVESCO Realty Fund seeks to provide above average current income. Long-term capital growth potential is an additional consideration in selecting securities for the Fund's investment portfolio. The Fund normally invests at least 65% of its total assets in publicly-traded stocks of companies primarily engaged in the real estate industry. The remaining assets are invested in other income-producing securities such as mortgage-backed securities and corporate bonds. There is no guarantee that the Fund will meet its objective. See "Investment Objective and Strategy" and "Investment Policies and Risks."

      Designed For. Investors primarily seeking above average current income consistent with reasonable risk, without sacrificing the potential for long-term capital growth. While not a complete investment program, the Fund may be a valuable element of your investment portfolio. You also may wish to consider the Fund as part of a Uniform Gift/Trust To Minors Account or systematic investing strategy. The Fund may be a suitable investment for many types of retirement programs, including IRA, SEP-IRA, SARSEP, 401(k), Profit Sharing, Money Purchase Pension, and 403(b) plans.

     Time Horizon. Since stock prices fluctuate on a daily basis, the Fund's price per share varies daily. Potential shareholders should consider this a long-term investment.

      Risks. The Fund focuses on equity securities of companies in the real estate industry. As such, in addition to the normal market risks associated with investments in securities generally, the Fund is particularly sensitive to conditions in the real estate industry. Real estate is a cyclical industry that is sensitive to, among other things, interest rates, property tax rates, national, regional and local economic conditions and availability of materials. The Fund's investments in debt securities are subject to credit risk and market risk, both of which are increased by investing in lower rated securities. The returns on foreign investments may be influenced by the risks of investing overseas. Rapid portfolio turnover may result in higher brokerage commissions and the acceleration of taxable capital gains. These policies make the Fund unsuitable for that portion of your savings dedicated to preservation of capital over the short term. See "Investment Objective and Strategy" and "Investment Policies and Risks."

     Organization and Management. The Fund is a series of Invesco Specialty Funds, Inc., a diversified, managed no-load mutual fund. The Fund is owned by its shareholders. It employs INVESCO Funds Group, Inc. ("IFG") (founded in 1932) to serve as investment adviser, administrator, distributor, and transfer agent; and INVESCO Realty Advisors, Inc. ("IRAI") to serve as sub-adviser.

     IFG and IRAI are part of a global firm that managed approximately $90 billion as of June 30, 1996. The parent company, INVESCO PLC, is based in London, with money managers located in Europe, North America, and the Far East.

      The Fund's investments are selected by a team of IRAI portfolio managers that is collectively responsible for the investment decisions relating to the Fund.

      This Fund offers all of the following services at no charge:
      -----------------------------------------------------------
      Telephone purchases
      Telephone exchanges
      Telephone redemptions
      Automatic reinvestment of distributions
      Regular    investment    plans,    such   as   EasiVest    (the   Fund's
      automatic     monthly     investment     program),     Direct    Payroll
      Purchase, and Automatic Monthly Exchange)
      Periodic withdrawal plans

See "How To Buy Shares" and "How To Sell Shares."

     Minimum Initial Investment: $1,000, which is waived for regular investment plans, including EasiVest and Direct Payroll Purchase, and certain retirement plans.

     Minimum  Subsequent  Investment:   $50  (Minimums  are  lower  for  certain
retirement plans.)

ANNUAL FUND EXPENSES

     The Fund is no-load; there are no fees to purchase, exchange or redeem shares. The Fund is authorized to pay a Rule 12b-1 distribution fee of one quarter of one percent of the Fund's average net assets each year. (See "How To Buy Shares -- Distribution Expenses.")

     Like any company, the Fund has operating expenses -- such as portfolio management, accounting, shareholder servicing, maintenance of shareholder accounts, and other expenses. These expenses are paid from the Fund's assets. Lower expenses benefit investors by increasing the Fund's total return. Annual operating expenses are based on the Fund's estimated expenses for the current fiscal year.

Annual Fund Operating Expenses
(as a percentage of average net assets)

Management Fee                                                         0.75%
12b-1 Fees                                                             0.25%
Other Expenses (after expense limitation)(1)                           0.20%
Total Fund Operating Expenses
      (after expense limitation)(1)                                    1.20%

(1) Based on estimated expenses for the current fiscal year. If necessary, certain Fund expenses will be absorbed voluntarily for at least the first fiscal year of the Fund's operations in order to ensure that expenses for the Fund will not exceed 1.20% of the Fund's average net assets pursuant to an agreement among the Fund, IFG and IRAI. If such voluntary expense limit were not in effect, the Fund's "Other Expenses" and "Total Fund Operating Expenses" for the fiscal year ending July 31, 1997 are estimated to be 1.36% and 2.36%, respectively, of the Fund's average net assets. Actual expenses are not provided because the Fund did not begin a public offering of its securities until December __, 1996.

Example

      A shareholder would pay the following expenses on a $1,000 investment for the periods shown, assuming a hypothetical 5% annual return and redemption at the end of each time period. (Of course, actual operating expenses are paid from the Fund's assets, and are deducted from the amount of income available for distribution to shareholders; they are not charged directly to shareholder accounts.)

            1 Year    3 Years
            ------    -------
            $12       $38

     The purpose of this table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE OR EXPENSES, AND ACTUAL ANNUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. For more information on the Fund's expenses, see "The Fund and Its Management" and "How to Buy Shares -- Distribution Expenses."

     Since the Fund pays a distribution fee, investors who own Fund Shares for a long period of time may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

INVESTMENT OBJECTIVE AND STRATEGY

      The Fund seeks to provide above average current income while following sound investment practices. This investment objective is fundamental and cannot be changed without the approval of the Fund's shareholders. Long-term capital growth potential is an additional, but secondary, consideration in the selection of portfolio securities. There is no assurance that the Fund's investment objective will be met.

      The Fund normally invests at least 65% of its total assets in equity securities of companies principally engaged in the real estate industry. A company is "principally engaged" in that industry if at least 50% of its assets, gross income or net profits are attributable to the ownership, construction, management or sale of residential, commercial or industrial real estate. Such companies may include, for example, real estate investment trusts ("REITs"), real estate brokers, home builders or real estate developers, companies with substantial real estate holdings (such as paper and lumber producers, agricultural businesses and lodging and entertainment companies) and companies with significant involvement in the real estate industry, such as building supply companies and financial institutions that write real estate mortgages. In addition to common stocks, "equity securities" may include preferred stocks, securities convertible into common stock and warrants.

      The Fund's investments in equity securities are diversified by both property type and geographic region. No one property type represents more than 50% of the Fund's total assets. The remaining assets of the Fund are invested in debt securities, including mortgage-backed securities and debt or equity securities of companies which may or may not be principally involved in the real estate industry, including non-investment grade and unrated debt securities. The Fund may invest up to 25% of its total assets in foreign securities.

      When the Fund believes market or economic conditions are adverse, the Fund may act defensively -- that is, temporarily invest up to 100% of its total assets in equity, fixed-income and cash securities in whatever proportion deemed desirable under the circumstances at such times, seeking to protect its assets until conditions stabilize.

INVESTMENT POLICIES AND RISKS

      Investors generally should expect to see their price per share vary with movements in the securities markets, changes in economic conditions and interest rates, and other factors.

     Concentration. The Fund's performance is tied closely to conditions affecting the real estate industry, which has historically been cyclical. The real estate industry is highly sensitive to national, regional and local economic conditions, in addition to such factors as interest rates, changes in property taxes and real estate values, overbuilding, and changes in rental income. The structure, management and cash flow of many of the companies in the industry also may heavily impact their performance. Although the Fund does not intend to invest directly in private real estate assets, it conceivably could own real estate directly as a result of default on debt securities that it holds in its portfolio. Therefore, the Fund may be subject to certain risks associated with the direct ownership of real estate, including, among others, difficulties in valuing and trading real estate and declines in the value of real estate.

      Corporate Bonds. When we assess an issuer's ability to meet its interest rate obligations and repay its debt when due, we are referring to "credit risk." Debt obligations are rated based on their estimated credit risk by independent services such as Standard & Poor's Corporation ("S&P") or Moody's Investors Services, Inc. ("Moody's"). "Market risk" refers to sensitivity to changes in interest rates. For instance, when interest rates go up, the market value of a previously issued bond generally declines; on the other hand, when interest rates go down, bonds generally see their prices increase.

      Risks of Lower Rated Bonds. The lower a bond's quality, the more it is subject to credit risk and market risk and the more speculative it becomes. This is also true of most unrated securities. No more than 15% of the total assets of the Fund may be invested in issues rated below investment grade quality (commonly called "junk bonds," and rated BB or lower by S&P or Ba or lower by Moody's or, if unrated, are judged by the Fund's investment adviser or sub-adviser (collectively, "Fund Management") to be of equivalent quality). These include issues which are of poorer quality and may have some speculative characteristics, according to the ratings services. Investments in unrated securities may not exceed 25% of the Fund's total assets. Never, under any circumstances, is the Fund permitted to invest in bonds which are rated below B by Moody's or B- by S&P. Bonds rated B or B-generally lack characteristics of a desirable investment and are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time. While Fund Management continuously monitors all of the corporate bonds in the Fund's investment portfolio for the issuer's ability to make required principal and interest payments and other quality factors, it may retain a bond whose rating is changed to one below the minimum rating required for purchase of the security.

      Because investment in medium- and lower-rated securities involves both greater credit risk and market risk, achievement of the Fund's investment objective may be more dependent on Fund Management's own credit analysis than is the case for funds investing in higher quality securities. In addition, the share price and yield of the Fund may be expected to fluctuate more than in the case of funds investing in higher quality, shorter term securities. Moreover, a significant economic downturn or major increase in interest rates may result in issuers of lower-rated securities experiencing increased financial stress, which would adversely affect their ability to service their principal, dividend and interest obligations; meet projected business goals; and obtain additional financing. In this regard, it should be noted that while the market for high yield corporate bonds has been in existence for many years and from time to time has experienced economic downturns, this market has involved a significant increase in the use of high yield corporate debt securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not, therefore, provide an accurate indication of future performance of the high yield bond market, particularly during periods of economic recession. Furthermore, expenses incurred to recover an investment in a defaulted security may adversely affect the Fund's net asset value. Finally, while Fund Management attempts to limit purchases of medium- and lower-rated securities to securities having an established secondary market, the secondary market for such securities may be less liquid than the market for higher-quality securities. The reduced liquidity of the secondary market for such securities may adversely affect the market price of, and ability of the Fund to value, particular securities at certain times, thereby making it difficult to make specific valuation determinations.

      For a detailed description of corporate bond ratings, refer to Appendix B to the Statement of Additional Information.

      REITs. Real estate investment trusts (REITs) are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as either equity or mortgage, or a combination of the two. An equity REIT invests the majority of its assets directly in real estate, and derives most of its income from rents. A mortgage REIT invests the majority of its assets in real estate mortgages, and derives most of its income from interest payments. In addition to the risks inherent in any investment in the real estate industry, investments in REITs have certain unique risks. Equity REITs can be affected by changes in the value of the underlying property owned by them; mortgage REITs are affected by the quality of the credit extended. REITs are not diversified, and are subject to the risks of real estate financing, including cash flow dependency and defaults by borrowers. REITs attempt to qualify for beneficial tax treatment by distributing 95% of their taxable income to their interest holders. If a REIT fails to qualify for such beneficial tax treatment, it would be taxed as a corporation, and distributions to its shareholders (including the Fund) would be reduced. By investing in REITs indirectly through the Fund, a Fund shareholder will bear not only a proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REIT. For taxable shareholders, a portion of the dividends paid by a REIT may be considered return on capital and would not currently be regarded as taxable income. Therefore, depending upon an individual's tax bracket, the dividend yield may have a higher tax-effective yield.

      Mortgage-Backed Securities. The Fund may invest in mortgage-backed securities issued or guaranteed by the U.S. government or federal agencies such as GNMA, FNMA and FHLMC. Some of these securities, such as GNMA certificates, are backed by the full faith and credit of the U.S. Treasury while others, such as FHLMC certificates, are not. Mortgage-backed securities represent interests in pools of mortgages which have been purchased from loan institutions such as banks and savings & loans, and packaged for resale in the secondary market. Interest and principal are "passed through" to the holders of the securities. The timely payment of interest and principal is guaranteed by a federal agency, but the market value of the security is not guaranteed and will vary. The Fund also may invest in mortgage-backed securities issued by private, non-governmental issuers such as banks and broker-dealers. When interest rates drop, many home buyers choose to refinance their mortgages. These prepayments may shorten the average weighted lives of mortgage-backed securities and may lower their returns. Prepayment rates cannot be predicted with any accuracy. Under certain interest rate and prepayment rate structures, it is possible that the Fund may fail to recoup the full amount of its investment in mortgage-backed securities, despite any direct or indirect governmental or agency guarantee. When the Fund reinvests amounts received representing unscheduled prepayments of principal, it likely will receive a rate of interest that is lower than the rate on then-existing adjustable rate mortgage pass-through securities.

      Collateralized mortgage obligations ("CMOs") may be issued by, among others, U.S. government agencies and instrumentalities. CMOs are issued in classes, with the principal of, and interest on, the underlying mortgage assets allocated among the several classes. Each class is commonly referred to as a "tranche," and is issued at a specific or adjustable interest rate. Each tranche must be fully retired no later than its final distribution date. Generally, interest is paid or accrued monthly. CMOs typically are collateralized by GNMA, FNMA or FHLMC certificates. They also may be collateralized by other mortgage assets, including whole loans or private mortgage pass-through securities. CMOs are paid from payments of principal and interest on collateral of mortgaged assets, and any reinvestment income thereon. Risks of investing in CMOs, in addition to the general risks of investing in the real estate industry, include failure of the counter-party to meet its commitments, the effects of prepayment on mortgage cash flows and adverse interest rate changes. Investing in the lower tranches of CMOs presents risks similar to investments in equity securities. The yield of CMOs may be affected by adjustability of interest rates and the possibility that prepayments of principal may be made significantly earlier than the final distribution dates. These practices and risks are discussed under "Investment Policies and Risks" in the Statement of Additional Information.

     Interest Rate Futures Contracts. The Fund may buy and sell interest rate futures contracts relating to U.S. government securities for the purpose of hedging the value of its securities portfolio. These practices and their risks are discussed under "Investment Policies and Restrictions" in the Statement of Additional Information.

      Foreign Securities. The Fund's investments may include debt and equity securities issued by foreign governments and foreign corporations. As a matter of policy, which may be changed without a vote of shareholders, up to 25% of the Fund's total assets, measured at the time of purchase, may be invested directly in foreign securities. Securities of Canadian issuers are not subject to this 25% limitation.

     Investments in foreign securities involve certain risks. For U.S. investors, the returns on foreign securities are influenced not only by the returns on the foreign investments themselves, but also by currency fluctuations. That is, when the U.S. dollar generally rises against foreign currencies, returns on foreign securities for a U.S. investor may decrease. By contrast, in a period when the U.S. dollar generally declines, those returns may increase.

     Other aspects of international investing to consider include:

     -less publicly available information than is generally available about U.S. issuers;

     -differences in accounting, auditing and financial reporting standards;

     -generally higher commission rates on foreign portfolio transactions and longer settlement periods;

     -smaller trading volumes and generally lower liquidity of foreign stock markets, which may cause greater price volatility; and

     -investments in certain countries may be subject to foreign withholding taxes, which may reduce dividends or capital gains payable to shareholders.

      There is also the possibility of expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; political instability; potential restrictions on the flow of international capital; and the possibility of the Fund experiencing difficulties in pursuing legal remedies and collecting judgments.

     Illiquid and Rule 144A Securities. The Fund may invest up to 15% of its total assets, measured at the time of purchase, in securities which are illiquid because they are subject to restrictions on the resale ("restricted securities") or because, based upon the nature of the market for such securities, they are not readily marketable. Investments in illiquid securities involve the risk that the Fund may not be able to sell such securities at the time or price desired.

In addition, in order to resell a restricted security, the Fund might have to bear the expense and incur the delays associated with registration of the security. The Fund may purchase certain securities that are not registered for sale to the general public, but that can be resold to institutional investors ("Rule 144A Securities"), without regard to the foregoing 10% limitation, if a liquid trading market exists. The Company's board of directors has delegated to Fund Management the authority to determine the liquidity of Rule 144A Securities pursuant to guidelines approved by the board. In the event that a Rule 144A Security held by the Fund is subsequently determined to be illiquid, the security will be sold as soon as that can be done in an orderly fashion consistent with the best interests of the Fund's shareholders. For more information concerning Rule 144A Securities, see "Investment Policies and Restrictions" in the Statement of Additional Information.

      Delayed Delivery or When-Issued Purchases. Securities may at times be purchased or sold by the Fund with settlement taking place in the future. The Fund may invest, and hold, up to 10% of its net assets in when-issued securities. In the case of debt securities, the payment obligations and the interest rates that will be received on the securities generally are fixed at the time the Fund enters into the commitment. Between the date of purchase and the settlement date, the value of the securities is subject to market fluctuations, and no interest is payable to the Fund prior to the settlement date.

      Futures Contracts and Options. The Fund may enter into futures contracts for hedging or other non-speculative purposes within the meaning and intent of applicable rules of the Commodity Futures Trading Commission ("CFTC"). For example, futures contracts may be purchased or sold to attempt to hedge against the effects of interest or exchange rate changes on the Fund's current or intended investments. If an anticipated decrease in the value of portfolio securities occurs as a result of a general increase in interest rates or a change in exchange rates, the adverse effects of such changes may be offset, in whole or part, by gains on the sale of futures contracts. Conversely, an increase in the cost of portfolio securities to be acquired caused by a general decline in interest rates or a change in exchange rates may be offset, in whole or part, by gains on futures contracts purchased by the Fund. The Fund will incur brokerage fees when it purchases and sells futures contracts, and it will be required to maintain margin deposits.

      The Fund also may use options to buy or sell futures contracts or debt securities. Such investment strategies will be used as a hedge and not for speculation.

      Put and call options on futures contracts or securities may be traded by the Fund in order to protect against declines in the values of portfolio securities or against increases in the cost of securities to be acquired.

Purchases of options on futures contracts may present less dollar risk in hedging the Fund's portfolio than the purchase and sale of the underlying futures contracts, since the potential loss is limited to the amount of the premium plus related transaction costs. The premium paid for such a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise or liquidation of the option; and, unless the price of the underlying futures contract changes sufficiently, the option may expire without value to the Fund. The writing of covered options does not present less risk than the trading of futures contracts, and will constitute only a partial hedge, up to the amount of the premium received. Additionally, if an option is exercised, the Fund may suffer a loss on the transaction.

      The Fund may purchase put or call options in anticipation of changes in interest rates or other factors which may adversely affect the value of its portfolio or the prices of securities which the Fund anticipates purchasing at a later date. The Fund may be able to offset such adverse effects on its portfolio, in whole or in part, through the options purchased.

      The Fund may, from time to time, also sell ("write") covered call options or cash secured puts in order to attempt to increase the yield on its portfolio or to protect against declines in the value of its portfolio securities. By writing a covered call option, the Fund, in return for the premium income realized from the sale of the option, gives up the opportunity to profit from a price increase in the underlying security above the option exercise price, if the price increase occurs while the option is in effect. In addition, the Fund's ability to sell the underlying security will be limited while the option is in effect. By writing a cash secured put, the Fund, which receives the premium, has the obligation during the option period, upon assignment of an exercise notice, to buy the underlying security at a specified price. A put is secured by cash if the Fund maintains at all times cash, Treasury bills or other high grade short-term obligations with a value equal to the option exercise price in a segregated account with its custodian.

      Although the Fund will enter into options and futures contracts solely for hedging or other non-speculative purposes, within the meaning and intent of applicable rules of the CFTC, their use does involve certain risks. For example, a lack of correlation between the value of an instrument underlying an option or futures contract and the assets being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful and could result in losses. In addition, there can be no assurance that a liquid secondary market will exist for any contract purchased or sold, and the Fund may be required to maintain a position until exercise or expiration, which could result in losses. Transactions in futures contracts and options are subject to other risks as well.

      The risks related to transactions in options and futures to be entered into by the Fund are set forth in greater detail in the Statement of Additional Information, which should be reviewed in conjunction with the foregoing discussion.

      Securities Lending. The Fund may seek to earn additional income by lending securities to qualified brokers, dealers, banks, or other financial institutions, on a fully collateralized basis. For further information on this policy, see "Investment Policies and Restrictions" in the Statement of Additional Information.

      Repurchase Agreements. The Fund may invest money, for as short a time as overnight, using repurchase agreements ("repos"). With a repo, the Fund buys a debt instrument, agreeing simultaneously to sell it back to the prior owner at an agreed-upon price. The Fund could incur costs or delays in seeking to sell the instrument if the prior owner defaults on its repurchase obligation. To reduce that risk, the securities which are the subject of the repurchase agreement will be maintained with the Fund's custodian in an amount at least equal to the repurchase price under the agreement (including accrued interest). These agreements are entered into only with member banks of the Federal Reserve System, registered broker-dealers, and registered U.S. government securities dealers that are deemed creditworthy under standards set by the Fund's board of directors.

      Portfolio Turnover. Although the Fund seeks to invest for the long term, the Fund retains the right to sell portfolio securities without regard to how long they have been in the Fund's portfolio. The Fund anticipates a portfolio turnover rate of between 60% and 75%. A portfolio turnover rate of 75% would occur if three-quarters of the Fund's portfolio securities were sold within one year.

      For a further discussion of risks associated with an investment in the Fund, see "Investment Policies and Restrictions" and "Investment Practices" in the Statement of Additional Information.

      Investment Restrictions. Certain restrictions, which are set forth in the Statement of Additional Information, may not be altered without the approval of the Fund's shareholders. For example, the Fund limits to 5% the portion of its total assets which may be invested in a single issuer. The Fund's ability to borrow money is limited to borrowings from banks for temporary or emergency purposes in amounts not exceeding 33-1/3% of net assets. Except where indicated to the contrary, the investment objectives and policies described in this prospectus are not fundamental and may be changed without a vote of the Fund's shareholders.

      For a further discussion of risks associated with an investment in the Fund, see "Investment Policies and Restrictions" and "Investment Practices" in the Statement of Additional Information.

THE FUND AND ITS MANAGEMENT

      The Company is a no-load mutual fund, registered with the Securities and Exchange Commission as an open-end, diversified, management investment company. It was incorporated on April 12, 1994, under the laws of Maryland.

     The Company's board of directors has responsibility for overall supervision of the Fund, and reviews the services provided by the adviser and sub-adviser. Under an agreement with the Fund, INVESCO Funds Group, Inc. ("IFG"), 7800 E. Union Avenue, Denver, Colorado 80237, serves as the Fund's investment manager; it is primarily responsible for providing the Fund with various administrative services.

     INVESCO Realty Advisors, Inc. ("IRAI") is the Fund's sub-adviser and is primarily responsible for managing the Fund's investments. Although the Company is not a party to the sub-advisory agreement, the agreement has been approved by INVESCO as the then sole shareholder of the Fund. Together, IFG and IRAI constitute "Fund Management."

     The Fund's investments are selected by a team of IRAI portfolio managers that is collectively responsible for the investment decisions relating to the Fund.

     Fund Management permits investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires Fund Management's personnel to conduct their personal investment activities in a manner that Fund Management believes is not detrimental to the Fund or Fund Management's other advisory clients. See the Statement of Additional Information for more detailed information.

     The Fund pays IFG a monthly management fee which is based upon a percentage of the Fund's average net assets determined daily. The management fee is computed at the annual rate of 0.75% of the Fund's average net assets. Out of this fee, IFG pays an amount equal to 0.30% of the Fund's average net assets to IRAI. No fee is paid by the Fund to IRAI.

     Under a Transfer Agency Agreement, IFG acts as registrar, transfer agent, and dividend disbursing agent for the Fund. The Fund pays an annual fee of $20.00 per shareholder account or omnibus account participant for these services. Registered broker-dealers, third party administrators of tax-qualified retirement plans and other entities, including affiliates of IFG, may provide equivalent services to the Fund. In these cases, IFG may pay, out of the fee it receives from the Fund, an annual sub-transfer agency or record-keeping fee to the third party.

     In addition, under an Administrative Services Agreement, IFG handles additional administrative, record-keeping, and internal sub-accounting services for the Fund.

     The Fund's expenses, which are accrued daily, are deducted from total income before dividends are paid. Total expenses of the Fund are voluntarily limited to 1.20% of the Fund's average net assets.

     Fund Management places orders for the purchase and sale of portfolio securities with brokers and dealers based upon Fund Management's evaluation of their financial responsibility coupled with their ability to effect transactions at the best available prices. As discussed under "How to Buy Shares -- Distribution Expenses," the Fund may market its shares through intermediary brokers or dealers that have entered into Dealer Agreements with IFG, as the Fund's Distributor. The Fund may place orders for portfolio transactions with qualified broker-dealers which recommend the Fund, or sell shares of the Fund, to clients, or act as agent in the purchase of Fund shares for clients, if Fund Management believes that the quality of the execution of the transaction and level of commission are comparable to those available from other qualified brokerage firms. For further information, see "Investment Practices -- Placement of Portfolio Brokerage" in the Statement of Additional Information.

     The parent company for IFG and IRAI is INVESCO PLC, a publicly traded holding company whose subsidiaries provide investment services around the world. IFG was established in 1932 and, as of August 31, 1996, managed 14 mutual funds, consisting of 39 separate portfolios, with combined assets of approximately
$12.8 billion on behalf of over 827,000 shareholders. IRA (founded in 1983 and acquired by INVESCO in 1990) is a registered investment adviser that currently manages $2.7 billion of assets (both securities and direct investments in real estate) for its clients. IRA's clients include corporate plans and public pension funds, as well as endowment and foundation accounts. It presently serves as sub-adviser to one other INVESCO mutual fund portfolio. As of December 31, 1995, the portfolio of direct investments in real estate managed by IRA for its clients contained 105 properties totalling more than 306.6 million square feet of commercial real estate and 13,651 apartment units.

FUND PRICE AND PERFORMANCE

      Determining Price. The value of your investment in the Fund will vary daily. The price per share is also known as the Net Asset Value (NAV). IFG prices the Fund every day that the New York Stock Exchange is open, as of the close of regular trading (normally, 4:00 p.m., New York time). NAV is calculated by adding together the current market value of all of the Fund's assets, including accrued interest and dividends; then subtracting liabilities, including accrued expenses; and finally dividing that dollar amount by the total number of shares outstanding.

      Performance Data. To keep shareholders and potential investors informed, we will occasionally advertise the Fund's total return and yield. Total return figures show the rate of return on a $1,000 investment in the Fund, assuming reinvestment of all dividends and capital gain distributions for one-, five-, and ten-year periods. Cumulative total return shows the actual rate of return on an investment; average annual total return represents the average annual percentage change in the value of an investment. Both cumulative and average annual total returns tend to "smooth out" fluctuations in the Fund's investment results, not showing the interim variations in performance over the periods cited. The yield of the Fund refers to the income generated by an investment in the Fund over a 30-day or one month period, and is computed by dividing the net investment income per share earned during the period by the net asset value per share ^ at the end of the period, then adjusting the result to provide for semi-annual compounding. More information about the Fund's recent and historical performance is contained in the Fund's Annual Report to Shareholders. You can get a free copy by calling or writing to IFG using the phone number or address on the cover of this prospectus.

      When we quote mutual fund rankings published by Lipper Analytical Services, Inc., we may compare the fund to others in its category of Equity Income Funds, as well as the broad-based Lipper general fund groupings. These rankings allow you to compare the Fund to its peers. Other independent financial media also produce performance- or service-related comparisons, which you may see in our promotional materials. For more information see "Fund Performance" in the Statement of Additional Information.

      Performance figures are based on historical investment results and are not intended to suggest future performance.

HOW TO BUY SHARES

      The following chart shows several convenient ways to invest in the Fund. Your new Fund shares will be priced at the NAV next determined after your order is received in proper form. There is no charge to invest, exchange, or redeem shares when you make transactions directly through IFG. However, if you invest in the Fund through a securities broker, you may be charged a commission or transaction fee. For all new accounts, please send a completed application form. Please specify which Fund you wish to purchase.

      IFG reserves the right to increase, reduce or waive the minimum investment requirements in its sole discretion, where it determines this action is in the best interests of the Fund. Further, IFG reserves the right in its sole discretion to reject any order for the purchase of Fund shares (including purchases by exchange) when, in its judgment, such rejection is in the Fund's best interests.

================================================================================
Method                      Investment Minimum          Please Remember
--------------------------------------------------------------------------------
By Check
Mail to:                    $1,000 for                  If your check does
INVESCO Funds               regular account;            not clear, you
Group, Inc.                 $250 for  an                will be responsible
P.O. Box 173706             Individual                  for any related
Denver, CO 80217-           Retirement Account;         loss the Fund or
3706.                       $50 minimum for             IFG incurs. If you
Or you may send             each subsequent             are already a
your check by               investment.                 shareholder in the
overnight courier                                       INVESCO funds, the
to: 7800 E. Union                                       Fund may seek
Ave., Denver,                                           reimbursement from
CO 80237.                                               your existing
                                                        account(s) for any
                                                        loss incurred.
--------------------------------------------------------------------------------
By Telephone or
Wire
Call 1-800-525-8085         $1,000.                     Payment must be
to request your                                         received within 3
purchase. Then send                                     business days, or
your check by                                           the transaction may
overnight courier                                       be cancelled. If a
to our street                                           telephone purchase
address:                                                is cancelled due to
7800 E. Union Ave.,                                     nonpayment, you
Denver, CO 80237.                                       will be responsible
Or you may transmit                                     for any related
your payment by                                         loss the Fund or
bank wire (call IFG                                     IFG incurs. If you
for instructions).                                      are already a
                                                        shareholder in the
                                                        INVESCO funds, the Fund
                                                        may seek reimbursement
                                                        from your existing
                                                        account(s) for any loss
                                                        incurred.

--------------------------------------------------------------------------------
With EasiVest or
Direct Payroll
Purchase
You may enroll on           $50 per month for           Like all regular
the fund                    EasiVest; $50 per           investment plans,
application, or             pay period for              neither EasiVest
call us for the             Direct Payroll              nor Direct Payroll
correct form and            Purchase. You may           Purchase ensures a
more details.               start or stop your          profit or protects
Investing the same          regular investment          against loss in a
amount on a monthly         plan at any time,           falling market.
basis allows you to         with two weeks'             Because you'll
buy more shares             notice to IFG.              invest continually,
when prices are low                                     regardless of
and fewer shares                                        varying price
when prices are                                         levels, consider
high. This "dollar-                                     your financial
cost averaging" may                                     ability to keep
help offset market                                      buying through low
fluctuations. Over                                      price levels. And
a period of time,                                       remember that you
your average cost                                       will lose money if
per share may be                                        you redeem your
less than the                                           shares when the
actual average                                          market value of all
price per share.                                        your shares is less
                                                        than their cost.

--------------------------------------------------------------------------------
By PAL
Your "Personal              $1,000.                     Be sure to write
Account Line" is                                        down the
available for                                           confirmation number
subsequent                                              provided by PAL.
purchases and                                           Payment must be
exchanges 24 hours                                      received within 3
a day. Simply call                                      business days, or
1-800-424-8085.                                         the transaction may
                                                        be cancelled. If a
                                                        telephone purchase is
                                                        cancelled due to
                                                        nonpayment, you will be
                                                        responsible for any
                                                        related loss the Fund or
                                                        IFG incurs. If you are
                                                        already a shareholder in
                                                        the INVESCO funds, the
                                                        Fund may seek
                                                        reimbursement from your
                                                        existing account(s) for
                                                        any loss incurred.

--------------------------------------------------------------------------------
By Exchange
Between this and            $1,000 to open a            See "Exchange
another of the              new account; $50            Privilege" below.
INVESCO funds. Call         for written
1-800-525-8085 for          requests to
prospectuses of             purchase additional
other INVESCO               shares for an
funds. You may also         existing account.
establish an                (The exchange
Automatic Monthly           minimum is $250 for
Exchange service            purchases requested
between two INVESCO         by telephone.)
funds; call IFG for
further details and
the correct form.

================================================================================


      Exchange Privilege. You may exchange your shares in this Fund for those in another INVESCO fund, on the basis of their respective net asset values at the time of the exchange. Before making any exchange, be sure to review the prospectuses of the funds involved and consider their differences.

      Please note these policies regarding exchanges of fund shares:

      1)    The fund accounts must be identically registered.

      2) You may make four exchanges out of each fund during each calendar year.

      3) An exchange is the redemption of shares from one fund followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, your account is tax-deferred).

      4) The Fund reserves the right to reject any exchange request, or to modify or terminate exchange privileges, in the best interests of the Fund and its shareholders. Notice of all such modifications or termination will be given at least 60 days prior to the effective date of the change in privilege, except for unusual instances (such as when redemptions of the exchanged shares are suspended under
            Section 22(e) of the Investment Company Act of 1940, or when sales of the fund into which you are exchanging are temporarily stopped).

      Distribution Expenses. The Fund is authorized under a Plan and Agreement of Distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan") to use its assets to finance certain activities relating to the distribution of its shares to investors. Under the Plan, monthly payments may be made by the Fund to IFG to reimburse it for particular expenditures incurred by IFG in connection with the distribution of the Fund's shares to investors. These expenditures may include the payment of compensation (including incentive compensation and/or continuing compensation based on the amount of customer assets maintained in the
Fund) to securities dealers and other financial institutions and organizations, which may include IFG affiliated companies, to obtain various distribution-related and/or administrative services for the Fund. Such services may include, among other things, processing new shareholder account applications, preparing and transmitting to the Fund's Transfer Agent computer processable tapes of all transactions by customers, and serving as the primary source of information to customers in answering questions concerning the Fund and their transactions with the Fund.

      In addition, other reimbursable expenditures include those incurred for advertising, the preparation and distribution of sales literature, the cost of printing and distributing prospectuses to prospective investors, and such other services and promotional activities for the Fund as may from time to time be agreed upon by the Company and its board of directors, including public relations efforts and marketing programs to communicate with investors and prospective investors. These services and activities may be conducted by the staff of IFG or its affiliates or by third parties.

     Under the Plan, the Company's reimbursement to IFG on behalf of the Fund is limited to an amount computed at an annual rate of 0.25% of the Fund's average net assets during the month. IFG is not entitled to reimbursement for overhead expenses under the Plan, but may be reimbursed for all or a portion of the compensation paid for salaries and other employee benefits for the personnel of IFG whose primary responsibilities involve marketing shares of the INVESCO funds, including the Fund. Payment amounts by the Fund under the Plan, for any month, may only be made to reimburse or pay expenditures incurred during the rolling 12-month period in which that month falls, although this period is expanded to 24 months for expenses incurred during the first 24 months of the Fund's operations. Therefore, any reimbursable expenses incurred by IFG in excess of the limitations described above are not reimbursable and will be borne by IFG. In addition, IFG may from time to time make additional payments from its revenues to securities dealers and other financial institutions that provide distribution-related and/or administrative services for the Fund. No further payments will be made by the Fund under the Plan in the event of its termination. Also, any payments made by the Fund may not be used to finance the distribution of shares of any other fund of the Company or other mutual fund advised by IFG. Payments made by the Fund under the Plan for compensation of marketing personnel, as noted above, are based on an allocation formula designed to ensure that all such payments are appropriate.

FUND SERVICES

     Shareholder Accounts. IFG will maintain a share account that reflects your current holdings. Share certificates will be issued only upon specific request. You will have greater flexibility to conduct transactions if you do not request certificates.

     Transaction Confirmations. You will receive detailed confirmations of individual purchases, exchanges, and redemptions. If you choose certain recurring transaction plans (for instance, EasiVest), your transactions will be confirmed on your quarterly Investment Summary.

      Investment Summaries. Each calendar quarter, shareholders receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of their INVESCO funds.

     Reinvestment of Distributions. Dividends and capital gain distributions are automatically invested in additional fund shares at the NAV on the ex-dividend date, unless you choose to have dividends and/or capital gain distributions automatically reinvested in another INVESCO fund or paid by check (minimum of $10.00).

     Telephone Transactions. All shareholders may exchange and redeem Fund shares by telephone, unless they expressly decline these privileges. By signing the new account Application, a Telephone Transaction Authorization Form, or otherwise using these privileges, the investor has agreed that, if the Fund has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, it will not be liable for following telephoned instructions that it believes to be genuine. As a result of this policy, the investor may bear the risk of any loss due to unauthorized or fraudulent instructions.

     Retirement Plans And IRAs. Fund shares may be purchased for Individual Retirement Accounts (IRAs) and many types of tax-deferred retirement plans. IFG can supply you with information and forms to establish or transfer your existing plan or account.

HOW TO SELL SHARES

     The following chart shows several convenient ways to redeem your Fund shares. Shares of the Fund may be redeemed at any time at their current NAV next determined after a request in proper form is received at the Fund's office. The NAV at the time of the redemption may be more or less than the price you paid to purchase your shares, depending primarily upon the Fund's investment performance.

     Please be specific in identifying from which fund you wish to redeem shares. Shareholders have a separate account for each fund in which they invest.

================================================================================
Method                      Minimum Redemption          Please Remember
================================================================================
By Telephone
Call us toll-free           $250 (or, if less,          This option is not
at 1-800-525-8085.          full liquidation of         available for
                            the account) for a          shares held in
                            redemption check;           Individual
                            $1,000 for a wire           Retirement Accounts
                            to bank of record.          (IRAs).
                            The maximum amount
                            which may be
                            redeemed by
                            telephone is
                            generally $25,000.
                            These telephone
                            redemption
                            privileges may be
                            modified or
                            terminated in the
                            future at the
                            discretion of IFG.
--------------------------------------------------------------------------------
In Writing
Mail your request           Any amount. The             If the shares to be
to INVESCO Funds            redemption request          redeemed are
Group, Inc., P.O.           must be signed by           represented by
Box 173706                  all registered              stock certificates,
Denver, CO 80217-           shareholders(s).            the certificates
3706. You may also          Payment will be             must be sent to
send your request           mailed to your              IFG.
by overnight                address of record,
courier to 7800 E.          or to a pre-
Union Ave., Denver,         designated bank.
CO 80237.
--------------------------------------------------------------------------------
By Exchange
Between this and            $1,000 to open a            See "Exchange
another of the              new account; $50            Privilege," above.
INVESCO funds. Call         for written
1-800-525-8085 for          requests to
prospectuses of             purchase additional
other INVESCO               shares for an
funds. You may also         existing account.
establish an                (The exchange
automatic monthly           minimum is $250 for
exchange service            exchanges requested
between two INVESCO         by telephone.)
funds; call IFG for
further details and
the correct form.

--------------------------------------------------------------------------------
Periodic Withdrawal
Plan
You may call us to          $100 per payment,           You must have at
request the                 on a monthly or             least $10,000 total
appropriate form            quarterly basis.            invested with the
and more                    The redemption              INVESCO funds, with
information at 1-           check may be made           at least $5,000 of
800-525-8085.               payable to any              that total invested
                            party you                   in the fund from
                            designate.                  which withdrawals
                                                        will be made.
--------------------------------------------------------------------------------
Payment To Third
Party
Mail your request           Any amount.                 All registered
to INVESCO Funds                                        owners of the
Group, Inc., P.O.                                       account must sign
Box 173706                                              the request, with a
Denver, CO 80217-                                       signature guarantee
3706.                                                   from an eligible
                                                        guarantor financial
                                                        institution, such as a
                                                        commercial bank or
                                                        recognized national or
                                                        regional securities
                                                        firm.
================================================================================


     While the Fund will attempt to process telephone redemptions promptly, there may be times -- particularly in periods of severe economic or market disruption -- when you may experience delays in redeeming shares by phone.

     Payments of redemption proceeds will be mailed within seven days following receipt of the redemption request in proper form. However, payment may be postponed under unusual circumstances -- for instance, if normal trading is not taking place on the New York Stock Exchange or during an emergency as defined by the Securities and Exchange Commission. If your shares were purchased by a check which has not yet cleared, payment will be made promptly upon clearance of the purchase check (which may take up to 15 days).

     If you participate in EasiVest, the Fund's automatic monthly investment program, and redeem all of the shares in your account, we will terminate any further EasiVest purchases unless you instruct us otherwise.

     Because of the high relative costs of handling small accounts, should the value of any shareholder's account fall below $250 as a result of shareholder action, the Fund reserves the right to involuntarily redeem all shares in such account, in which case the account would be liquidated and the proceeds forwarded to the shareholder. Prior to any such redemption, a shareholder will be notified and given 60 days to increase the value of the account to $250 or more.

TAXES, DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

      Taxes. The Fund intends to distribute to shareholders substantially all of its net investment income, net capital gains and net gains from foreign currency transactions, if any, in order to continue to qualify for tax treatment as a regulated investment company. Thus, the Fund does not expect to pay any federal income or excise taxes.

      Unless shareholders are exempt from income taxes, they must include all dividends and capital gain distributions in taxable income for federal, state, and local income tax purposes. Dividends and other distributions are taxable whether they are received in cash or automatically ^ distributed in shares of the Fund or another fund in the INVESCO group.

      The Fund may be subject to withholding of foreign taxes on dividends or interest it receives on foreign securities. Foreign taxes withheld will be treated as an expense of the Fund unless the Fund meets the qualifications to enable it to pass these taxes through to shareholders for use by them as a foreign tax credit or deduction.

     Shareholders may be subject to backup withholding of 31% on dividends, capital gain distributions and redemption proceeds. Unless you are subject to backup withholding for other reasons, you can avoid backup withholding on your Fund account by ensuring that we have a correct, certified tax identification number.

     Dividends and Capital Gain Distributions. The Fund earns ordinary or net investment income in the form of dividends and interest on its investments. The Fund's policy is to distribute substantially all of this income, less Fund expenses, to shareholders on a quarterly basis, at the discretion of the Fund's board of directors.

      In addition, the Fund realizes capital gains and losses when it sells securities for more or less than it paid. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in December.

     Dividends and capital gain distributions are paid to shareholders who hold shares on the record date of distribution regardless of how long the shares have been held. The Fund's share price will then drop by the amount of the distribution on the day the distribution is made. If a shareholder purchases shares immediately prior to the distribution, the shareholder will, in effect, have "bought" the distribution by paying the full purchase price, a portion of which is then returned in the form of a taxable distribution.

     At the end of each year, information regarding the tax status of dividends and capital gain distributions is provided to shareholders. Net realized capital gains are divided into short-term and long-term gains depending upon how long the Fund held the security which gave rise to the gains. The capital gains distribution consists of long-term capital gains which are taxed at the capital gains rate. Short-term capital gains are included with income from dividends and interest as income and are paid to shareholders as dividends.

      Shareholders also may realize capital gains or losses when they sell their Fund shares at more or less than the price originally paid.

     We encourage you to consult a tax adviser with respect to these matters. For further information see "Dividends, Capital Gain Distributions and Taxes" in the Statement of Additional Information.

ADDITIONAL INFORMATION

     Voting Rights. All shares of the Fund have equal voting rights based on one vote for each share owned. The Fund is not generally required and does not expect to hold regular annual meetings of shareholders. However, when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Fund or as may be required by applicable law or the Fund's Articles of
Incorporation, the board of directors will call special meetings of shareholders. Directors may be removed by action of the holders of a majority of the outstanding shares of the Fund. The Fund will assist shareholders in communicating with other shareholders as required by the Investment Company Act of 1940.

                              PROSPECTUS
                              December __, 1996


To receive general information and prospectuses on any of the INVESCO funds or retirement plans, or to obtain current account or price information or responses to other questions, call toll-free:

      1-800-525-8085

To reach PAL, your 24-hour Personal Account Line^ (PAL) call:

      1-800-424-8085

You can find us on the World Wide Web:

      http://www.invesco.com

Or write to:

      INVESCO Funds Group, Inc., Distributor
      Post Office Box 173706
      Denver, Colorado  80217-3706

If you're in Denver, please visit one of our convenient Investor Centers:

      Cherry Creek
      155-B Fillmore Street

      Denver Tech Center
      7800 East Union Avenue, Lobby Level

STATEMENT OF ADDITIONAL INFORMATION



^ December __, 1996


                         INVESCO SPECIALTY FUNDS, INC.

Address:                            Mailing Address:
7800 E. Union Avenue                      Post Office Box 173706
Denver, Colorado  80237                   Denver, Colorado  80217-3706

                                  Telephone:
                      In continental U.S., 1-800-525-8085
--------------------------------------------------------------------------------


      INVESCO SPECIALTY FUNDS, INC. (the "Company") is a diversified, managed, no-load mutual fund consisting of ^ six separate portfolios of investments, INVESCO Worldwide Capital Goods Fund (the "Capital Goods Fund"); INVESCO Worldwide Communications Fund (the "Communications Fund"); INVESCO European Small Company Fund (the "European Small Company Fund"); INVESCO Latin American Growth Fund (the "Latin American Growth Fund"); ^ INVESCO Asian Growth Fund (the "Asian Growth Fund"); and INVESCO Realty Fund (the "Realty Fund") (collectively, the "Funds" and individually, a "Fund").


      The Capital Goods Fund seeks to achieve capital appreciation by investing, under normal circumstances, at least 65% of its total assets in companies that are primarily engaged in the design, development, manufacture, distribution, sale or service of capital goods, or in the mining, processing, manufacture or distribution of raw materials and intermediate goods used by industry and agriculture. The Communications Fund seeks to achieve a high total return on investment through capital appreciation and current income by investing, under normal circumstances, at least 65% of its total assets in companies that are primarily engaged in the design, development, manufacture, distribution or sale of communications services and equipment. Up to 35% of the Communication Fund's total assets will be invested, under normal circumstances, in companies that are engaged in developing, constructing or operating infrastructure projects throughout the world, or in supplying equipment or services to such companies. Under normal circumstances, the Capital Goods Fund and Communications Fund will invest at least 65% of their total assets in issuers domiciled in at least three countries, one of which may be the United States, although the Capital Goods Fund's and Communications Fund's investment adviser expects the Capital Goods
Fund's and Communications Fund's investments to be allocated among a larger number of countries. The percentage of the Capital Goods Fund's and Communication Fund's assets invested in United States securities normally will be higher than that invested in securities issued by companies in any other single country. However, it is possible that at times the Capital Goods
Fund or the Communications Fund may have 65% or more of its total assets invested in foreign securities.

      The European Small Company Fund seeks to achieve capital appreciation by investing, under normal circumstances, at least 65% of its total assets in equity securities of European companies whose individual equity market capitalizations would place them (at the time of purchase) in the same size range of companies in approximately the lowest 25% of market capitalization of companies that have equity securities listed on a U.S. national securities exchange. Under normal circumstances, the European Small Company Fund will invest at least 65% of its total assets in issuers domiciled in at least five countries, although the European Small Company Fund's investment adviser expects the European Small Company Fund's investments to be allocated among a larger number of countries. In this regard, no more than 50% of the European Small Company Fund's total assets will be invested in issuers domiciled in any one country.

      The Latin American Growth Fund seeks to achieve capital appreciation by investing, under normal circumstances, at least 65% of its total assets in securities of issuers domiciled in Latin America. For purposes of this Fund, Latin America will include: Mexico, Central America, South America, and the Spanish speaking islands of the Caribbean.

      INVESCO Asian Growth Fund seeks to achieve capital appreciation by investing, under normal circumstances, at least 65% of its total assets in equity securities of companies domiciled or with primary operations in Asia and the Pacific Rim, excluding Japan. For purposes of this prospectus, Asia and Pacific Rim territories will include, but not necessarily be limited to: China, Hong Kong, India, Indonesia, Malaysia, Philippines, Singapore, South Korea, Taiwan and Thailand, as well as Pakistan and Indochina as their markets become more accessible.


      The Realty Fund seeks to achieve above average current income by investing, under normal circumstances, at least 65% of its total assets in publicly-traded stocks of companies primarily engaged in the real estate industry.


      Investors may purchase shares of any or all of the Funds. Additional funds may be added in the future.


      Prospectuses for the Capital Goods Fund, the Communications Fund, the European Small Company Fund, the Latin American Growth Fund, dated September 11, 1995, ^ the Asian Growth Fund, dated ^ September 1, 1996, and the Realty Fund dated December __, 1996, which provide the basic information you should know before investing in a Fund, may be obtained without charge from INVESCO Funds Group, Inc., P.O. Box 173706, Denver, Colorado 80217-3706. This Statement of Additional Information is not a Prospectus, but contains information in addition to and more detailed than that set forth in the Prospectus. It is intended to provide you with additional information regarding the activities and operations of the Funds and should be read in conjunction with the Prospectus.

Investment Adviser and Distributor:  INVESCO FUNDS GROUP, INC.


TABLE OF CONTENTS                                                         Page


INVESTMENT POLICIES AND RESTRICTIONS                                        34

THE FUNDS AND THEIR MANAGEMENT                                              49

HOW SHARES CAN BE PURCHASED                                                 65

HOW SHARES ARE VALUED                                                       70

FUND PERFORMANCE                                                            71

SERVICES PROVIDED BY THE FUNDS                                              72

TAX-DEFERRED RETIREMENT PLANS                                               73

HOW TO REDEEM SHARES                                                        74

DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS, AND TAXES                            74

INVESTMENT PRACTICES                                                        77

ADDITIONAL INFORMATION                                                      81

INVESTMENT POLICIES AND RESTRICTIONS

      As discussed in each Fund's Prospectus in the section entitled "Investment Objective and Policies," the Funds may invest in a variety of securities, and employ a broad range of investment techniques in seeking to achieve their respective investment objectives. Such securities and techniques include the following:

Types of Equity Securities

      As described in the Prospectuses, equity securities which may be purchased by the Funds consist of common, preferred and convertible preferred stocks, and securities having equity characteristics such as rights, warrants and convertible debt securities. Common stocks and preferred stocks represent equity ownership interests in a corporation and participate in the corporation's earnings through dividends which may be declared by the corporation. Unlike common stocks, preferred stocks are entitled to stated dividends payable from the corporation's earnings, which in some cases may be "cumulative" if prior stated dividends have not been paid. Dividends payable on preferred stock have priority over distributions to holders of common stock, and preferred stocks generally have preferences on the distribution of assets in the event of the corporation's liquidation. Preferred stocks may be "participating," which means that they may be entitled to dividends in excess of the stated dividend in certain cases. The rights of common and preferred stocks are generally subordinate to rights associated with a corporation's debt securities. Rights and warrants are securities which entitle the holder to purchase the securities of a company (generally, its common stock) at a specified price during a specified time period. Because of this feature, the values of rights and warrants are affected by factors similar to those which determine the prices of common stocks and exhibit similar behavior. Rights and warrants may be purchased directly or acquired in connection with a corporate reorganization or exchange offer.

      Convertible securities which may be purchased by the Funds include convertible debt obligations and convertible preferred stock. A convertible security entitles the holder to exchange it for a fixed number of shares of common stock (or other equity security), usually at a fixed price within a specified period of time. Until conversion, the holder receives the interest paid on a convertible bond or the dividend preference of a preferred stock.

      Convertible securities have an "investment value" which is the theoretical value determined by the yield they provide in comparison with similar securities without the conversion feature. Investment value changes are based upon prevailing interest rates and other factors. They also have a "conversion value" which is the worth in market value if the securities were exchanged for their underlying equity securities. Conversion value fluctuates directly with the price of the underlying security. If conversion value is substantially below investment value, the price of the convertible security is governed principally by its investment value. If the conversion value is near or above investment value, the price of the convertible security generally will rise above investment value and may represent a premium over conversion value due to the combination of the convertible security's right to interest (or dividend preference) and the possibility of capital appreciation from the conversion feature. A convertible security's price, when price is influenced primarily by its conversion value, generally will yield less than a senior non-convertible security of comparable investment value. Convertible securities may be purchased at varying price levels above their investment values or conversion values. However, there is no assurance that any premium above investment value or conversion value will be recovered because prices change and, as a result, the ability to achieve capital appreciation through conversion may be eliminated.

Restricted/144A Securities

      In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933 (the "1933 Act"). Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend on an efficient institutional market in which such unregistered securities can readily be resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

      Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing a Rule 144A-eligible security held by a Fund, however, could affect adversely the marketability of such portfolio security and the Fund might be unable to dispose of such security promptly or at reasonable prices.

Municipal Bonds

      The Funds may invest in municipal bonds, the interest from which is exempt from federal income taxes, when their investment adviser and sub-adviser (collectively, "Fund Management") believes that the potential total return on the investment is better than the return that otherwise would be achieved by investing in fixed-income securities issued by corporations or the U.S. government or its agencies, the interest from which is not exempt from federal income taxes. Municipal bonds are issued by or on behalf of states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities, to obtain funds for various public purposes, including: the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, and water and sewer works; refunding outstanding obligations; and obtaining funds for general operating expenses. The Funds' investments in municipal bonds, as is true for any debt securities, generally will be subject to both credit risk and market risk. See the section of the Prospectuses entitled "Risk Factors."

Obligations of Domestic Banks

      These obligations consist of certificates of deposit ("CDs") and banker's acceptances issued by domestic banks (including their foreign branches) having total assets in excess of $5 billion, which meet the Funds' minimum rating requirements. CDs are issued against deposits in a commercial bank for a specified period and rate and are normally negotiable. Eurodollar CDs are certificates issued by a foreign branch (usually London) of a U.S. domestic bank, and, as such, the credit is deemed to be that of the domestic bank.

      Bankers' acceptances are short-term credit instruments evidencing the promise of the bank (by virtue of the bank's "acceptance") to pay at maturity a draft which has been drawn on it by a customer (the "drawer"). These instruments are used to finance the import, export, transfer, or storage of goods and reflect the obligation of both the bank and the drawer to pay the face amount.

Securities Lending


      The ^ Funds also may lend ^ their securities to qualified brokers, dealers, banks, or other financial institutions. This practice permits the ^ Funds to earn income, which, in turn, can be invested in additional securities of the type described in this Prospectus in pursuit of ^ each Fund's investment objective. Loans of securities by the ^ Funds will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. government or its agencies equal to at least 100% of the current market value of the loaned securities, determined on a daily basis. Cash collateral will be invested only in high quality short-term investments offering maximum liquidity. Lending securities involves certain risks, the most significant of which is the risk that a borrower may fail to return a portfolio security. The ^ Funds monitor the creditworthiness of borrowers in order to minimize such risks. The ^ Funds will not lend any security if, as a result of the loan, the aggregate value of securities then on loan would exceed 33-1/3% of ^ each Fund's total assets (taken at market value).

Commercial Paper

      The Funds may invest in these obligations, which are short-term promissory notes issued by domestic corporations to meet current working capital requirements. Such paper may be unsecured or backed by a letter of credit. Commercial paper issued with a letter of credit is, in effect, "two party paper," with the issuer directly responsible for payment, plus a bank's guarantee that if the note is not paid at maturity by the issuer, the bank will pay the principal and interest to the buyer. Commercial paper is sold either as interest-bearing or on a discounted basis, with maturities not exceeding 270 days. The Funds will only invest in commercial paper which at the date of purchase is rated A-2 or higher by Standard & Poor's or Prime-2 or higher by Moody's Investors Service, Inc. or, if unrated, commercial paper that is judged by Fund Management to be equivalent in quality to commercial paper having such ratings. A commercial paper rating of A-2 or Prime-2 indicates a strong capacity for repayment of short-term promissory obligations.

Mortgage-Backed Securities


      The Funds may invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or institutions such as banks, insurance companies, and savings and loans. Some of these securities, such as Government National Mortgage Association ("GNMA") certificates, are backed by the full faith and credit of the U.S. Treasury while others, such as Federal Home Loan Mortgage Corporation ("Freddie Mac") certificates, are not. The Funds, with the exception of the Realty Fund, currently do not intend to invest more than 5% of their respective net assets in mortgage-backed securities.


      Mortgage-backed securities represent interests in a pool of mortgages. Principal and interest payments made on the mortgages in the underlying mortgage pool are passed through to the Funds. Unscheduled prepayments of principal shorten the securities' weighted average life and may lower their total return. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the federal agency or private institution that issued them. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.


      ^ The Realty Fund also may invest in a variety of mortgage-backed securities known as commercial mortgage-backed securities ("CMBs"). CMBs are derivative multiple-class mortgage-backed securities. CMBs are generally structured with two classes, each receiving a different proportion of interest and principal distributions on a pool of mortgage assets. In general, one class will receive most of the principal payments and some of the interest, with the other class receiving some of the principal and most of the interest payments.

^ Zero Coupon Bonds and Pay-In-Kind Bonds

      The Funds may invest in zero coupon bonds or "strips." Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value. Principal and accredited discount (representing interest accrued but not paid) are paid at maturity. "Strips" are debt securities that are stripped of their interest after the securities are issued, but otherwise are comparable to zero coupon bonds. The issuers of all zero coupon bonds, and the obligor of all "strips" purchased by the Funds, will be the U.S. government or its agencies or instrumentalities. The market value of "strips" and zero coupon bonds generally fluctuates in response to changes in interest rates to a greater degree than interest-paying securities of comparable term and quality. In order for a Fund to maintain its qualification as a regulated investment company, it may be required to distribute income recognized on zero coupon bonds or "strips" even though no cash may be paid to the Fund until the maturity or call date of the bond, and any such distribution could reduce the amount of cash available for investment by the Fund. The Funds currently do not intend to invest more than 5% of their respective net assets in zero coupon bonds or "strips."

      The Realty Fund may invest in zero coupon bonds and pay-in- kind bonds if Fund Management determines that the risk of a default on the security, which could result in adverse tax consequences, is not significant. Pay-in-kind ("PIK") bonds pay interest in cash or additional securities, at the issuer's option, for a specified period. Being extremely responsive to changes in interest rates, the market price of zero coupon and PIK securities may be more volatile than other bonds. The Realty Fund may be required to distribute income recognized on these bonds, even though no cash interest payments are received, which could reduce the amount of cash available for investment by the Fund.

Asset-Backed Securities

      Asset-backed securities represent interests in pools of consumer loans (generally unrelated to mortgage loans) and most often are structured as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans by individuals, although the securities may be supported by letters of credit or other credit enhancements. The underlying assets (e.g., loans) are subject to prepayments which shorten the securities' weighted average life and may lower their returns. If the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the servicing agent for the pool, the originator of the pool, or the financial institution providing the credit support or enhancement. The Funds currently do not intend to invest more than 5% of their respective net assets in asset- backed securities.

      The Realty Fund may invest in real estate mortgage investment conduit certificates ("REMICs"). REMICs are a specialized form of CMOs that qualify for favorable tax treatment because they invest in certain mortgages secured by interests in real estate and other permitted investments. Investors may purchase "regular" and "residual" interest shares of beneficial interest in REMIC trusts. REMICs are subject to the same general risks as CMOs.


Futures and Options on Futures and Securities

      As described in each Fund's Prospectus, the Funds may enter into futures contracts, and purchase and sell ("write") options to buy or sell futures contracts and other securities, which are included in the types of instruments sometimes known as derivatives. The Funds will comply with and adhere to all limitations in the manner and extent to which they effect transactions in futures and options on such futures currently imposed by the rules and policy guidelines of the Commodity Futures Trading Commission (the "CFTC") as conditions for exemption of a mutual fund, or investment advisers thereto, from registration as a commodity pool operator. Under those restrictions, a Fund will not, as to any positions, whether long, short or a combination thereof, enter into futures and options thereon for which the aggregate initial margins and premiums exceed 5% of the fair market value of the Fund's total assets after taking into account unrealized profits and losses on options it has entered into. In the case of an option that is "in-the-money," as defined in the Commodity Exchange Act (the "CEA"), the in-the-money amount may be excluded in computing such 5%. (In general a call option on a future is "in-the-money" if the value of the future exceeds the exercise ("strike") price of the call; a put option on a future is "in-the-money" if the value of the future which is the subject of the put is exceeded by the strike price of the put.) The Funds may use futures and options thereon solely for bona fide hedging or for other non-speculative purposes within the meaning and intent of the applicable provisions of the CEA and the regulations thereunder. As to long positions which are used as part of the Funds' portfolio management strategies and are incidental to their activities in the underlying cash market, the "underlying commodity value" of the Funds' futures and options thereon must not exceed the sum of (i) cash set aside in an identifiable manner, or short-term U.S. debt obligations or other dollar-denominated high-quality, short-term money instruments so set aside, plus sums deposited on margin; (ii) cash proceeds from existing investments due in 30 days; and (iii) accrued profits held at the futures commission merchant. The "underlying commodity value" of a future is computed by multiplying the size of the future by the daily settlement price of the future. For an option on a future, that value is the underlying commodity value of the future underlying the option.

      Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Instead, the Fund will be required to deposit in a segregated asset account with the broker an amount of cash or qualifying securities (currently U.S. Treasury bills), currently in a minimum amount of $15,000. This is called "initial margin."
Such initial margin is in the nature of a performance bond or good faith deposit on the contract. However, since losses on open contracts are required to be reflected in cash in the form of variation margin payments, the Fund may be required to make additional payments during the term of the contracts to its broker. Such payments would be required, for example, where, during the term of an interest rate futures contract purchased by a Fund, there was a general increase in interest rates, thereby making the Fund's portfolio securities less valuable. In all instances involving the purchase of financial futures contracts by a Fund, an amount of cash together with such other securities as permitted by applicable regulatory authorities to be utilized for such purpose, at least equal to the market value of the futures contracts, will be deposited in a segregated account with the Fund's custodian to collateralize the position. At any time prior to the expiration of a futures contract, the Fund may elect to close its position by taking an opposite position which will operate to terminate the Fund's position in the futures contract. For a more complete discussion of the risks involved in futures and options on futures and other securities, refer to Appendix A ("Description of Futures and Options Contracts").

      Where futures are purchased to hedge against a possible increase in the price of a security before a Fund is able in an orderly fashion to invest in the security, it is possible that the market may decline instead. If the Fund, as a result, concluded not to make the planned investment at that time because of concern as to possible further market decline or for other reasons, the Fund would realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

      In addition to the possibility that there may be an imperfect correlation or no correlation at all between movements in the futures contract and the portion of the portfolio being hedged, the price of futures may not correlate perfectly with movements in the prices due to certain market distortions. All participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the underlying securities and the value of the futures contract. Moreover, the deposit requirements in the futures market are less onerous than margin requirements in the securities market and may therefore cause increased participation by speculators in the futures market. Such increased participation may also cause temporary price distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between movements in the value of the underlying securities and movements in the prices of futures contracts, the value of futures contracts as a hedging device may be reduced.

      In addition, if the Fund has insufficient available cash, it may at times have to sell securities to meet variation margin requirements. Such sales may have to be effected at a time when it may be disadvantageous to do so.

Options on Futures Contracts

      The Funds may buy and write options on futures contracts for hedging purposes, which are included in the types of instruments sometimes known as derivatives. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when a Fund is not fully invested it may buy a call option on a futures contract to hedge against a market advance.

      The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund is considering buying. If a call or put option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between change in the value of its portfolio securities and changes in the value of the futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

      The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Fund may buy a put option on a futures contract to hedge the Fund's portfolio against the risk of falling prices.

      The amount of risk a Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

Forward Foreign Currency Contracts

      The Funds may enter into forward currency contracts, which are included in the types of instruments sometimes known as derivatives, to purchase or sell foreign currencies (i.e., non-U.S. currencies) as a hedge against possible variations in foreign exchange rates. A forward foreign currency contract is an agreement between the contracting parties to exchange an amount of currency at some future time at an agreed upon rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. A forward contract generally has no deposit requirement, and such transactions do not involve commissions. By entering into a forward contract for the purchase or sale of the amount of foreign currency invested in a foreign security transaction, a Fund can hedge against possible variations in the value of the dollar versus the subject currency either between the date the foreign security is purchased or sold and the date on which payment is made or received or during the time the Fund holds the foreign security. Hedging against a decline in the value of a currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions preclude the opportunity for gain if the value of the hedged currency should rise. The Funds will not speculate in forward currency contracts. Although the Funds have not adopted any limitations on their ability to use forward contracts as a hedge against fluctuations in foreign exchange rates, the Funds do not attempt to hedge all of their non-U.S. portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by their investment adviser or sub-adviser. The Funds will not enter into forward contracts for a term of more than one year.

Swaps and Swap-Related Products

      Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The exchange commitments can involve payments to be made in the same currency or in different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling the interest rate floor.

      The Funds may enter into interest rate swaps, caps and floors, which are included in the types of instruments sometimes known as derivatives, on either an asset-based or liability-based basis, depending upon whether they are hedging their assets or their liabilities, and usually will enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a Fund's obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis, and an amount of cash or high-grade liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds' custodian. If a Fund enters into an interest rate swap on other than a net basis, the Fund would maintain a segregated account in the full amount accrued on a daily basis of the Fund's obligations with respect to the swap. The Funds will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one nationally recognized statistical rating organization at the time of entering into such transaction. The Funds' adviser or sub-adviser will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, a Fund would have contractual remedies pursuant to the agreements related to the transaction.

      The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent a Fund sells (i.e., writes) caps and floors, it will maintain in a segregated account cash or high-grade liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of the Fund's obligations with respect to any caps or floors.

      There is no limit on the amount of interest rate swap transactions that may be entered into by a Fund. These transactions may in some instances involve the delivery of securities or other underlying assets by a Fund or its counterparty to collateralize obligations under the swap. The documentation currently used in those markets attempts to limit the risk of loss with respect to interest rate swaps to the net amount of the payments that a party is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, the Fund would anticipate losing the net amount of the payments that the Fund contractually is entitled to receive over the payments that the Fund is contractually obligated to make. The Funds may buy and sell (i.e., write) caps and floors without limitation, subject to the segregated account requirement described above as well as the Funds' other investment restrictions set forth below.

Investment Restrictions

      As described in the section of the Funds' Prospectuses entitled "Investment Objectives and Policies," the Funds operate under certain investment restrictions which are fundamental and may not be changed with respect to a particular Fund without the prior approval of the holders of a majority, as defined in the Investment Company Act of 1940 (the "1940 Act"), of the outstanding voting securities of that Fund. For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment. Any subsequent change in a particular percentage resulting from fluctuations in value does not require elimination of any security from a Fund.

      Each Fund, unless otherwise indicated, may not:

      1.   With  respect  to   seventy-five   percent  (75%)  of  each  Fund's
           total   assets,   purchase  the   securities   of  any  one  issuer
           (except cash items and "Government securities" as defined under the 1940 Act, if the purchase would cause the Fund to have more than 5% of the value of its total assets invested in the securities of such issuer or to own more
           than   10%  of  the   outstanding   voting   securities   of   such
           issuer;

      2.   Borrow   money  or  issue   senior   securities   (as   defined  in
           the  1940  Act),   except  that  the  Fund  may  borrow  money  for
           temporary   or   emergency   purposes   (not  for   leveraging   or
           investment)    and    may    enter    into    reverse    repurchase
           agreements  in  an  aggregate  amount  not  exceeding   33-1/3%  of
           the   value   of   its   total   assets   (including   the   amount
           borrowed)   less   liabilities   (other   than   borrowings).   Any
           borrowings  that  come  to  exceed  33-1/3%  of  the  value  of the
           Fund's  total  assets  by  reason  of a  decline  in  total  assets
           will  be  reduced   within  three   business  days  to  the  extent
           necessary   to   comply   with   the   33-1/3%   limitation.   This
           restriction    shall   not   prohibit   deposits   of   assets   to
           margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.


      3. Invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses. This restriction shall not prohibit the Realty Fund from directly holding real estate if such real estate is acquired by that Fund as a result of a default on debt securities held by that Fund.


      4. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

      5. Lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or to repurchase agreements.)

      6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund.

      7. The European Small Company Fund, the Latin American Growth Fund and the Asian Growth Fund may not invest more than 25% of the value of their respective total assets in any particular industry (other than Government securities).

      As a fundamental policy in addition to the above, each Fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund.

      In applying restriction 7 above, the European Small Company Fund, the Latin American Growth Fund and the Asian Growth Fund use an industry classification system for international securities based on the information obtained from Bloomberg L.P., Moody's International and the O'Neil Database published by William O'Neil & Co., Inc.

      Furthermore, the board of directors has adopted additional investment restrictions for each Fund, unless specifically noted to the contrary. These restrictions are operating policies of each Fund and may be changed by the board of directors without shareholder approval. The additional investment restrictions adopted by the board of directors to date include the following:

      (a) The Fund's investments in warrants, valued at the lower of cost or market, may not exceed 5% of the value of its net assets. Included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants that are not listed on the New York or American Stock Exchanges. Warrants acquired by the Fund in units or attached to securities shall be deemed to be without value unless such warrants are separately transferable and current market prices are available, or unless otherwise determined by the board of directors.

      (b) The Fund will not (i) enter into any futures contracts or options on futures contracts if immediately thereafter the
           aggregate    margin   deposits   on   all    outstanding    futures
           contracts positions held by the Fund and premiums paid on outstanding options on futures contracts, after taking into account unrealized profits and losses, would exceed 5% of the market value of the total assets of the Fund, or
           (ii) enter into any futures contracts if the aggregate net amount of the Fund's commitments under outstanding futures contracts positions of the Fund would exceed the market value of the total assets of the Fund.

      (c) The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the
           securities    sold    short    without    the    payment   of   any
           additional consideration therefor, and provided that transactions in options, swaps and forward futures
           contracts   are  not  deemed  to  constitute   selling   securities
           short.

      (d) The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in options, futures, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

      (e) The Fund does not currently intend to (i) purchase securities of closed end investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger. If the Fund invests in a money market fund, the Fund's investment adviser will waive its advisory fee on the assets of the Fund which are invested in the money market fund during the time that those assets are so invested.

      (f)  The  Fund  may  not  mortgage  or  pledge  any   securities   owned
           or held by the Fund in amounts that exceed, in the aggregate, 15% of the Fund's net assets, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to margin or guarantee positions in futures, options, swaps or forward contracts or placed in a segregated account in connection with such contracts.

      (g) The Fund does not currently intend to purchase securities of any issuer (other than U.S. Government agencies and instrumentalities or instruments guaranteed by an entity with a record of more than three years' continuous operation, including that of predecessors) with a record of less than three years' continuous operation (including that of predecessors) if such purchase would cause the
           Fund's investments in all such issuers to exceed 5% of the Fund's total assets taken at market value at the time of such purchase.

      (h) The Fund does not currently intend to invest directly in oil, gas, or other mineral development or exploration programs or leases; however, the Fund may own debt or equity securities of companies engaged in those businesses.

      (i) The Fund does not currently intend to purchase any security or enter into a repurchase agreement if, as a
           result,    more   than   15%   of   its   net   assets   would   be
           invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The board of directors, or the Fund's investment adviser acting pursuant to authority delegated by the board of directors, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, or any successor to such rule, and therefore that such securities are not subject to the foregoing limitation.

      (j) The Fund may not invest in companies for the purpose of exercising control or management, except to the extent that exercise by the Fund of its rights under agreements related to portfolio securities would be deemed to constitute such control.

      With respect to investment restriction (i) above, the board of directors has delegated to Fund Management the authority to determine that a liquid market exists for securities eligible for resale pursuant to Rule 144A under the 1993

Act, or any successor to such rule, and that such securities are not subject to restriction (i) above. Under guidelines established by the board of directors, Fund Management will consider the following factors, among others, in making this determination: (1) the unregistered nature of a Rule 144A security,
(2) the frequency of trades and quotes for the security; (3) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security; and (5) the nature of the security and the nature of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

      On behalf of some of the Funds, the Company has given undertakings to a number of state securities regulators and may provide additional such undertakings in the future. Upon a change in position by any such regulator, any undertaking given to such regulator may be modified or withdrawn without notice. The undertakings currently in effect include the following:

      The Company has given an undertaking to the State of Arizona that it will notify the State immediately in the event of a change to its fiscal year.

      The Company has given undertakings to the States of Arizona, Arkansas, Massachusetts, Missouri, and Texas that it will comply with the Guidelines for Registration of Master Fund/Feeder Funds adopted by the membership of the North American Securities Administrators Association, Inc. then in effect in the event that, in the future, any of the Funds is converted into a feeder fund in a master fund/feeder fund structure. The Company has additionally undertaken to the State of Massachusetts that, in the event that in the future the Company determines that any of the Funds will be so converted, and if the NASAA Guidelines at such time include a requirement for shareholder approval of conversion of a fund into a feeder fund in a Master Fund/Feeder Fund structure, the Company expressly agrees to obtain such approval prior to effecting the conversion.

      The Company has given an undertaking to the State of Arkansas that no Fund will purchase puts, calls, straddles, spreads or any combination thereof if, by reason thereof, the value of the Fund's aggregate investment in such classes of securities would exceed 5% of the Fund's total assets. The European Small Company Fund, the Latin American Growth Fund and the Asian Growth Fund have also undertaken not to invest more than 10% of each Fund's total assets in securities of issuers that are restricted from being sold to the public without registration under the 1933 Act, excluding restricted securities eligible for resale pursuant to Rule 144A under the 1933 Act that have been determined to be liquid by the Company's Board of Directors based upon the trading markets for the securities.

      The Company has given an undertaking to the State of California that its option transactions will comply with Rule 260.140.85(b) under the California Corporate Securities Law of 1968, and that the aggregate value of the securities underlying the calls written by a Fund, or the obligations underlying the puts written by a Fund, as of the date the options are sold shall not exceed 25% of the Fund's net assets.

      The Company has given an undertaking to the State of Maryland that the European Small Company Fund will invest in no more than 15% of its total assets in lower rated debt securities, commonly known as "junk bonds."

      The Company has given undertakings to the State of Ohio that: (1) no Fund will purchase or retain the securities of any issuer if the officers, directors, advisers or managers of the Fund owning beneficially more than .50% of the securities of an issuer together own beneficially more than 5% of the securities of that issuer; (2) the Capital Goods Fund, the Communications Fund, the European Small Company Fund, the Latin American Growth Fund and the Asian Growth Fund will not invest more than 15% of their respective net assets in the securities of issuers which, together with any predecessors, have a record of less than three years continuous operation, or securities of issuers which are restricted as to disposition; and (3) the Latin American Growth Fund and the Asian Growth Fund will comply with the provisions of Rule 1301:6-3-09(E)(10) of the Ohio Revised Code, which states that the borrowing, pledging, mortgaging, or hypothecating of assets on behalf of the Latin American Growth Fund or the Asian Growth Fund in amounts in excess of one-third of total fund assets is prohibited. In addition, the Company has undertaken to the State of Ohio that it will not invest in the securities of other investment companies, except by purchase in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary broker's commission, or except when the purchase is part of a plan of merger, consolidation, reorganization, or acquisition.


      The ^ Worldwide Capital Goods, Worldwide Communications, European Small Company, Latin American Growth and Asian Growth Funds have given an undertaking to the State of Texas that the Funds will not purchase or sell real estate limited partnership interests.


THE FUNDS AND THEIR MANAGEMENT

      The  Company.   The  Company  was   incorporated   on  April  12,  1994,
under the laws of Maryland.

      The Investment Adviser. INVESCO Funds Group, Inc., a Delaware corporation ("INVESCO"), is employed as the Company's investment adviser. INVESCO was established in 1932 and also serves as an investment adviser to INVESCO Diversified Funds, Inc., INVESCO Dynamics Fund, Inc., INVESCO Emerging Opportunity Funds, Inc., INVESCO Growth Fund, Inc., INVESCO Income Funds, Inc.,

INVESCO Industrial Income Fund, Inc., INVESCO International Funds, Inc., INVESCO Money Market Funds, Inc., INVESCO Multiple Asset Funds, Inc., INVESCO Strategic Portfolios, Inc., INVESCO Tax-Free Income Funds, Inc., INVESCO Value Trust, and INVESCO Variable Investment Funds, Inc.

      The Sub-Advisers. INVESCO, as investment adviser, has contracted with INVESCO Trust Company ("INVESCO Trust") to provide investment advisory and research services on behalf of the Capital Goods Fund and Communications Fund. INVESCO Trust has the primary responsibility for providing portfolio investment management services to these Funds. INVESCO Trust, a trust company founded in 1969, is a wholly-owned subsidiary of INVESCO.

      Additionally, INVESCO, as investment adviser, has contracted with INVESCO Asset Management Limited ("IAML") to provide investment advisory and research services on behalf of the European Small Company Fund and Latin American Growth Fund. IAML has the primary responsibility for providing portfolio investment management services to these Funds. IAML is an indirect wholly-owned subsidiary of INVESCO PLC.

      Additionally, INVESCO, as investment adviser, has contracted with INVESCO Asia Ltd. ("INVESCO Asia") to provide investment advisory and research services on behalf of the Asian Growth Fund. INVESCO Asia has primary responsibility for providing portfolio investment management services to this Fund. INVESCO Asia is an indirect wholly-owned subsidiary of INVESCO PLC.


      Additionally, INVESCO, as investment adviser, has contracted with INVESCO Realty Advisors, Inc. ("IRAI") to provide investment advisory and research services on behalf of the Realty Fund. IRAI has the primary responsibility for providing portfolio investment management services to the Fund. IRAI is an indirect, wholly-owned subsidiary of INVESCO PLC.

      INVESCO is an indirect, wholly-owned subsidiary of INVESCO PLC, a publicly-traded holding company organized in 1935. Through subsidiaries located in London, Denver, Atlanta, Boston, Louisville, Dallas, Tokyo, Hong Kong, and the Channel Islands, INVESCO PLC provides investment services around the world. INVESCO was acquired by INVESCO PLC in 1982 and as of ^ July 31, ^ 1996, managed 14 mutual funds, consisting of ^ 39 separate portfolios, on behalf of over ^ 821,000 shareholders. INVESCO PLC's other North American subsidiaries include the following:


     --INVESCO Capital Management, Inc. of Atlanta, Georgia, manages institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds. INVESCO Capital Management, Inc. is the sole shareholder of INVESCO Services, Inc., a registered broker-dealer whose primary business is the distribution of shares of two registered investment companies.

     --INVESCO  Management & Research,  Inc. (formerly Gardner and Preston Moss,
Inc.)  of  Boston,  Massachusetts,   primarily  manages  pension  and  endowment
accounts.

     --PRIMCO Capital Management, Inc. of Louisville, Kentucky, specializes in managing stable return investments, principally on behalf of Section 401(k) retirement plans.

     --INVESCO Realty Advisors of Dallas, Texas, is responsible for providing advisory services in the U.S. real estate markets for INVESCO PLC's clients worldwide. Clients include corporate plans, public pension funds as well as endowment and foundation accounts.

      The corporate headquarters of INVESCO PLC are located at 11 Devonshire Square, London, EC2M 4YR, England.

      As indicated in the Prospectuses, INVESCO permits investment and other personnel to purchase and sell securities for their own accounts in accordance with a compliance policy governing personal investing by directors, officers and employees of INVESCO and its North American affiliates. The policy requires officers, inside directors, investment and other personnel of INVESCO and its North American affiliates to pre-clear all transactions in securities not otherwise exempt under the policy. Requests for trading authority will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policy or would be deemed to adversely affect any transaction then known to be under consideration for or to have been effected on behalf of any client account, including the Funds. INVESCO Asia and IAML are subject to similar policies.

      In addition to the pre-clearance requirement described above, the policy subjects officers, inside directors, investment and other personnel of INVESCO and its North American affiliates to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the policy. The provisions of this policy are administered by and subject to exceptions authorized by INVESCO.


      Investment Advisory Agreement. INVESCO serves as investment adviser pursuant to an investment advisory agreement (the "Agreement") with the Company which was approved on April 20, 1994, by a vote cast in person by a majority of the directors of the Company, including a majority of the directors who are not "interested persons" of the Company or INVESCO at a meeting called for such purpose. The Agreement was approved by INVESCO Funds Group, Inc. on July 12, 1994, as the then sole shareholder of the Capital Goods Fund and Communications Fund. The Agreement is for an initial term expiring April 30, 1996. The Agreement has been continued by action of the board of directors through April 30, 1997. Thereafter, the Agreement may be continued from year to year as to each Fund as long as each such continuance is specifically approved at least annually by the board of directors of the Company, or by a vote of the holders of a majority, as defined in the 1940 Act, of the outstanding shares of the

Fund. Any such continuance also must be approved by a majority of the Company's directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Agreement may be terminated at any time without penalty by either party upon sixty (60) days' written notice and terminates automatically in the event of an assignment to the extent required by the 1940 Act and the rules thereunder. With respect to INVESCO European Small Company Fund and Latin American Growth Fund, the ^ Agreement was approved by INVESCO on February 8, 1995 as the then sole shareholder of each Fund and is for an initial term expiring April 30, 1997. With respect to the Asian Growth Fund, the ^ Agreement was approved by INVESCO on September 12, 1995 as the then sole shareholder of the Fund and is for an initial term expiring April 30, 1997. With respect to the Realty Fund, the Agreement was approved by INVESCO on _________________________, 1996, as the then sole shareholder of the Fund and is for an initial term expiring April 30, 1997.


      The Agreement provides that INVESCO shall manage the investment portfolios of the Funds in conformity with the Funds' investment policies (either directly or by delegation to a sub-adviser, which may be a party affiliated with INVESCO). Further, INVESCO shall perform all administrative, internal accounting (including computation of net asset value), clerical, statistical, secretarial and all other services necessary or incidental to the administration of the affairs of the Funds excluding, however, those services that are the subject of separate agreement between the Company and INVESCO or any affiliate thereof, including the distribution and sale of Fund shares and provision of transfer agency, dividend disbursing agency, and registrar services, and services furnished under an Administrative Services Agreement with INVESCO discussed below. Services provided under the Agreement include, but are not limited to: supplying the Company with officers, clerical staff and other employees, if any, who are necessary in connection with the Funds' operations; furnishing office space, facilities, equipment, and supplies; providing personnel and facilities required to respond to inquiries related to shareholder accounts; conducting periodic compliance reviews of the Funds' operations; preparation and review of required documents, reports and filings by INVESCO's in-house legal and accounting staff (including the prospectus, statement of additional information, proxy statements, shareholder reports, tax returns, reports to the SEC, and other corporate documents of the Funds), except insofar as the assistance of independent accountants or attorneys is necessary or desirable; supplying basic telephone service and other utilities; and preparing and maintaining certain of the books and records required to be prepared and maintained by the Funds under the 1940 Act. Expenses not assumed by INVESCO are borne by the Funds.

      As  full   compensation  for  its  advisory  services  to  the  Company,
INVESCO   receives  a  monthly  fee.  The  fee  is  based  upon  a  percentage of each Fund's average net assets, determined daily. With respect to the Capital Goods Fund and the Communications Fund, the fee is calculated at the annual rate of: 0.65% on the first $500 million of each Fund's average net assets; 0.55% on the next $500 million of each Fund's average net assets; and 0.45% on each Fund's average net assets over $1 billion. With respect to the European Small Company Fund, the Latin American Growth Fund and the Asian Growth Fund, the fee is calculated at the annual rate of: 0.75% on the first $500 million of each Fund's average net assets; 0.65% on the next $500 million of each Fund's average net assets; and 0.55% on each Fund's average net assets over $1 billion. ^ With respect to the Realty Fund, the fee is calculated at the annual rate of 0.75% of the Fund's average net assets.


      Certain states in which the shares of the Funds are qualified for sale currently impose limitations on the expenses of each of the Funds. At the date of this Statement of Additional Information, the most restrictive state-imposed annual expense limitation requires that INVESCO absorb the amount necessary to prevent any Fund's aggregate ordinary operating expenses (excluding interest, taxes, Rule 12b-1 fees, brokerage fees and commissions, and extraordinary charges such as litigation costs) from exceeding in any fiscal year 2.5% on that Fund's first $30 million of average net assets, 2.0% on the next $70 million of average net assets and 1.5% on the remaining average net assets. No payment of the investment advisory fee will be made to INVESCO which would result in a Fund's expenses exceeding on a cumulative annualized basis this state limitation.


      Sub-Advisory Agreements. INVESCO Trust serves as sub-adviser to the Capital Goods Fund and Communications Fund pursuant to a sub-advisory agreement (the "Capital Goods and Communications Sub-Agreement") with INVESCO which was approved on April 20, 1994, by a vote cast in person by a majority of the directors of the Company, including a majority of the directors who are not "interested persons" of the Company, INVESCO or INVESCO Trust at a meeting called for such purpose. The Capital Goods and Communications Sub-Agreement was approved on July 12, 1994, by INVESCO as the then sole shareholder of the Capital Goods Fund and Communications Fund for an initial term expiring April 30, 1996. The Capital Goods and Communications Sub-Agreement has been approved through April 30, ^ 1997. Thereafter, the Capital Goods and Communications Sub-Agreement may be continued from year to year as to each Fund as long as each such continuance is specifically approved by the board of directors of the Company, or by a vote of the holders of a majority, as defined in the 1940 Act, of the outstanding shares of the Fund. Each such continuance also must be approved by a majority of the directors who are not parties to the Capital Goods and Communications Sub-Agreement or interested persons (as defined in the 1940
Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Capital Goods and Communications Sub-Agreement may be terminated at any time without penalty by either party or the Company upon sixty (60) days' written notice, and terminates automatically in the event of an assignment to the extent required by the 1940 Act and the rules thereunder.


      IAML serves as sub-adviser to the European Small Company Fund and the Latin American Growth Fund pursuant to a sub-advisory agreement (the "European and Latin American Sub-Agreement") with INVESCO that was assumed by IAML from MIM International Limited ("MIL"), another indirect wholly-owned subsidiary of INVESCO PLC, on November 10, 1995. This agreement was approved on October 19, 1994 by a vote cast in person by a majority of the directors of the Company, including a majority of the directors who are not "interested persons" of the Company, INVESCO, IAML or MIL at a meeting called for such purpose. The European and Latin American Sub-Agreement was approved on February 8, 1995, by INVESCO as the then sole shareholder of the European Small Company Fund and the Latin American Growth Fund for an initial term expiring April 30, 1996. The European and Latin American Sub-Agreement has been approved through April 30, 1997. Thereafter, the European and Latin American Sub-Agreement may be continued from year to year as to each Fund as long as each such continuance is specifically approved by the board of directors of the Company, or by a vote of the holders of a majority, as defined in the Investment Company Act of 1940, of the outstanding shares of the Fund. Each such continuance also must be approved by a majority of the directors who are not parties to the European and Latin American Sub- Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The European and Latin American Sub- Agreement may be terminated at any time without penalty by either party or the Company upon sixty (60) days' written notice, and terminates automatically in the event of an assignment to the extent required by the 1940 Act and the rules thereunder.

      INVESCO Asia serves as sub-adviser to the Asian Growth Fund pursuant to a sub-advisory agreement (the "Asian Growth Sub- Agreement") with INVESCO which was approved on September 12, 1995 by INVESCO as the then sole shareholder of the Asian Growth Fund for an initial term expiring April 30, 1996. The Asian Growth Sub- Agreement has been approved through April 30, 1997. Thereafter the Asian Growth Sub-Agreement may be continued from year to year as long as it is specifically approved by the board of directors of the Company, or by a vote of the holders of a majority, as defined in the 1940 Act, of the outstanding shares of the Fund. Each such continuance also must be approved by a majority of directors who are not parties to the Asian Growth Sub-Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Asian Growth Sub-Agreement may be terminated at any time without penalty by either party or the Company upon sixty (60) days' written notice, and terminates automatically in the event of an assignment to the extent required by the 1940 Act and the rules thereunder.

      IRAI serves as sub-adviser to the Realty Fund pursuant to a sub-advisory agreement (the "Realty Sub-Agreement") with INVESCO which was approved on ________________, 1996 for an initial term expiring April 30, 1997. Thereafter, the Realty Sub-Agreement may be continued from year-to-year as long as it is specifically approved by the board of directors of the Company, or by a vote of the holders of a majority, as defined in the 1940 Act, of the outstanding shares of the Fund. Each such continuance also must be approved by a majority of directors who are not parties to the Realty Sub-Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Realty Sub-Agreement may be terminated at any time without penalty by either party or the Company upon sixty (60) days' written notice, and terminates automatically in the event of an assignment to the extent required by the 1940 Act and the rules thereunder.

      The Sub-Agreements provide that INVESCO Trust, IAML ^, INVESCO Asia^ and IRAI subject to the supervision of INVESCO, shall manage the investment portfolios of the respective Funds in conformity with each Fund's investment policies. These management services include: (a) managing the investment and reinvestment of all the assets, now or hereafter acquired, of the Funds, and executing all purchases and sales of portfolio securities; (b) maintaining a continuous investment program for the Funds, consistent with (i) each Fund's investment policies as set forth in the Company's Articles of Incorporation, Bylaws, and Registration Statement, as from time to time amended, under the 1940 Act, and in any prospectus and/or statement of additional information of the Company, as from time to time amended and in use under the 1933 Act, and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended; (c) determining what securities are to be purchased or sold for each of the Funds, unless otherwise directed by the directors of the Company or INVESCO, and executing transactions accordingly; (d) providing the Funds the benefit of all of the investment analysis and research, the reviews of current economic conditions and trends, and the consideration of long-range investment policy now or hereafter generally available to investment advisory customers of the Sub-Advisers; (e) determining what portion of each of the Funds should be invested in the various types of securities authorized for purchase by each Fund; and (f) making recommendations as to the manner in which voting rights, rights to consent to Company action and any other rights pertaining to the portfolio securities of each Fund shall be exercised.


      The Capital Goods and Communications Sub-Agreements provide that as compensation for its services, INVESCO Trust shall receive from INVESCO, at the end of each month, a fee based upon the average daily value of the Capital Goods Fund's and Communications Fund's net assets at the following annual rates:
0.325% on the first $500 million of each Fund's average net assets; 0.275% on the next $500 million of each Fund's average net assets; and 0.225% on each Fund's average net assets over $1 billion. The European and Latin American Sub-

Agreement provides that as compensation for its services, MIL shall receive from INVESCO, at the end of each month, a fee based upon the average daily value of the European Small Company Fund's and Latin American Growth Fund's net assets at the following annual rates: 0.375% on the first $500 million of each Fund's average net assets; 0.325% on the next $500 million of each Fund's average net assets; and 0.275% on each Fund's average net assets over $1 billion. The Asian Growth Sub-Agreement provides that, as compensation for its services, INVESCO Asia shall receive from INVESCO, at the end of each month, a fee based upon the average daily value of the Asian Growth Fund's net assets at the following rates: 0.375% on the first $500 million of the Fund's average net assets; 0.325% on the next $500 million of the Fund's average net assets; and 0.275% on the Fund's average net assets in excess of $1 billion. The Realty Sub-Agreement provides that as compensation for its services, IRAI shall receive a fee from INVESCO, at the end of each month, at the rate of 0.30% of the Fund's average daily net assets. The Sub-Advisory fees are paid by INVESCO, NOT the Funds.

      Administrative Services Agreement. INVESCO, either directly or through affiliated companies, provides certain administrative, sub-accounting, and recordkeeping services to the Funds pursuant to an Administrative Services Agreement dated May 2, 1994 (the "Administrative Agreement"). The Administrative Agreement was approved on April 20, 1994, by a vote cast in person by all of the directors of the Company, including all of the directors who are not "interested persons" of the Company or INVESCO at a meeting called for such purpose. The Administrative Agreement was for an initial term expiring April 30, 1995 and has been renewed through April 30, ^ 1997. The Administrative Agreement may be continued from year to year thereafter as long as each such continuance is specifically approved by the board of directors of the Company, including a majority of the directors who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Administrative Agreement may be terminated at any time without penalty by INVESCO on sixty (60) days' written notice, or by the Company upon thirty (30) days' written notice, and terminates automatically in the event of an assignment unless the Company's board of directors approves such assignment.


      The Administrative Agreement provides that INVESCO shall provide the following services to the Funds: (A) such sub-accounting and recordkeeping services and functions as are reasonably necessary for the operation of the Funds; and (B) such sub-accounting, recordkeeping, and administrative services and functions, which may be provided by affiliates of INVESCO, as are reasonably necessary for the operation of Fund shareholder accounts maintained by certain retirement plans and employee benefit plans for the benefit of participants in such plans.

      As full compensation for services provided under the Administrative Agreement, each Fund pays a monthly fee to INVESCO consisting of a base fee of $10,000 per year, plus an additional incremental fee computed daily and paid monthly at an annual rate of 0.015% per year of the average net assets of the Fund.^

      Transfer Agency Agreement. INVESCO also performs transfer agent, dividend disbursing agent, and registrar services for the Funds pursuant to a Transfer Agency Agreement which was approved by the board of directors of the Company, including a majority of the Company's directors who are not parties to the Transfer Agency Agreement or "interested persons" of any such party, on April 20, 1994, for an initial term expiring April 30, 1995. The Transfer Agency Agreement has been continued by action of the board of directors until April 30, ^ 1997 and thereafter may be continued from year to year as to each Fund as long as such continuance is specifically approved at least annually by the board of directors of the Company, or by a vote of the holders of a majority of the outstanding shares of the Fund. Any such continuance also must be approved by a majority of the Company's directors who are not parties to the Transfer Agency Agreement or interested persons (as defined by the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Transfer Agency Agreement may be terminated at any time without penalty by either party upon sixty (60) days' written notice and terminates automatically in the event of assignment.

      The Transfer Agency Agreement provides that the Funds will pay to INVESCO an annual fee of ^ $20.00 per shareholder account and omnibus account participant. This fee is paid monthly at 1/12 of the annual fee and is based upon the actual number of shareholder accounts and omnibus account participants in existence during each month.

      ^ Set forth below is a table showing the advisory fees, administrative services fees, and transfer agency fees ^ paid by each of the Funds for the period shown.


                                                  Year Ended                          Year Ended
                                               July 31, 1996(1)                    July 31, 1995(1)
                                                                Adminis-                            Adminis-
                                                    Transfer     trative                Transfer     trative
                                        Advisory      Agency    Services    Advisory      Agency    Services
                                            Fees        Fees        Fees        Fees        Fees        Fees


Worldwide Capital Goods                  $52,495     $35,801     $11,211     $32,382     $20,517     $10,747
Worldwide Communications                $255,873    $151,435     $15,905    $101,129     $64,043     $12,334
European Small Company                  $271,008     $66,181     $15,420   $4,159(2)   $2,300(2)   $3,417(2)
Latin American Growth                   $130,913     $47,581     $12,618  $12,530(2)   $5,295(2)   $3,854(2)
Asian Growth Fund(3)                     $26,564     $16,399      $3,031         -0-         -0-         -0-
Realty Fund(4)

(1) These amounts do not reflect the voluntary expense limitations described in the Funds' prospectuses.

(2) For the period February 15, 1995 (inception) through July 31, 1995^.

(3) The Asian Growth Fund ^ did not pay any of the fees listed in this table for the year ended July 31, 1995 since it did not commence a public offering of ^ its shares until March 1, 1996. In addition, the fees listed in the table for the year ended July 31, 1996 are for the five month period begining March 1, 1996 (inception).

(4) The Realty Fund paid INVESCO no advisory, administrative or transfer agency fees as of the date of this Statement of Additional Information since it did not commence a public offering of securities until December __, 1996.


      Officers and Directors of the Company. The overall direction and supervision of the Company is the responsibility of the board of directors, which has the primary duty of seeing that the general investment policies and programs of each of the Funds are carried out and that the Funds are properly administered. The officers of the Company, all of whom are officers and employees of, and are paid by, INVESCO, are responsible for the day-to-day administration of the Company and each of the Funds. The investment adviser for each Fund has the primary responsibility for making investment decisions on behalf of that Fund. These investment decisions are reviewed by the investment committee of INVESCO.


      All of the officers and directors of the Company hold comparable positions with INVESCO Diversified Funds, Inc., INVESCO Dynamics Fund, Inc., INVESCO Emerging Opportunity Funds, Inc., INVESCO Growth Fund, Inc., INVESCO Income Funds, Inc., INVESCO Industrial Income Fund, Inc., INVESCO International Funds, Inc., INVESCO Money Market Funds, Inc., INVESCO Multiple Asset Funds, Inc., INVESCO Strategic Portfolios, Inc., INVESCO Tax-Free Income Funds, Inc. and INVESCO Variable Investment Funds, Inc. All of the directors of the Company also serve as trustees of INVESCO Value Trust. In addition, all of the directors of the Company^ also are directors of INVESCO Advisor Funds, Inc. (formerly known as The EBI Funds, Inc."); and, with the exception of Mr. Hesser, trustees of INVESCO Treasurer's Series Trust. All of the officers of the Company also hold comparable positions with INVESCO Value Trust. Set forth below is information with respect to each of the Company's officers and directors. Unless otherwise indicated, the address of the directors and officers is Post Office Box 173706, Denver, Colorado 80217-3706. Their affiliations represent their principal occupations during the past five years.


     CHARLES W. BRADY,*+ Chairman of the Board. Chief Executive Officer and Director of INVESCO PLC, London, England, and of various subsidiaries thereof; Chairman of the Board of The INVESCO Advisor Funds, Inc., INVESCO Treasurer's Series Trust, and The Global Heath Sciences Fund. Address: 1315 Peachtree Street, NE, Atlanta, Georgia. Born: May 11, 1935.

     FRED A. DEERING,+# Vice Chairman of the Board. Vice Chairman of INVESCO Advisor Funds, Inc. and INVESCO Treasurer's Series Trust. Trustee of The Global Health Sciences Fund. Formerly, Chairman of the Executive Committee and Chairman of the Board of Security Life of Denver Insurance Company, Denver, Colorado; Director of ING America Life Insurance Company, Urbaine Life Insurance Company and Midwestern United Life Insurance Company. Address: Security Life Center, 1290 Broadway, Denver, Colorado. Born: January 12, 1928.


     DAN J. HESSER,+* President and Director. Chairman of the Board, President, and Chief Executive Officer of INVESCO Funds Group, Inc.^; Director of INVESCO Trust Company. Trustee of The Global Health Sciences Fund. Born: December 27, 1939.

     VICTOR L. ANDREWS,** Director. Professor Emeritus, Chairman Emeritus and Chairman of the CFO Roundtable of the Department of Finance at Georgia State University, Atlanta, Georgia; President, Andrews Financial Associates, Inc. (consulting firm); formerly, member of the faculties of the Harvard Business School and the Sloan School of Management of MIT. Dr. Andrews is also a director of the Southeastern Thrift and Bank Fund, Inc. and The Sheffield Funds, Inc.
Address: 4625 Jettridge Drive, Atlanta, Georgia. Born: June 23, 1930.

     BOB R. BAKER,+** Director. President and Chief Executive Officer of AMC Cancer Research Center, Denver, Colorado, since January 1989; until mid-December 1988, Vice Chairman of the Board of First Columbia Financial Corporation (a financial institution), Englewood, Colorado. Formerly, Chairman of the Board and Chief Executive Officer of First Columbia Financial Corporation. Address: 1775 Sherman Street, #1000, Denver, Colorado. Born: August 7, 1936.


^


     LAWRENCE H. BUDNER,# Director. Trust Consultant; prior to June 30, 1987, Senior Vice President and Senior Trust Officer of InterFirst Bank, Dallas, Texas. Address: 7608 Glen Albens Circle, Dallas, Texas. Born: July 25, 1930.

     DANIEL D. CHABRIS,+# Director. Financial Consultant; Assistant Treasurer of Colt Industries Inc., New York, New York, from 1966 to 1988. Address: 15 Sterling Road, Armonk, New York. Born: August 1, 1923.


     A. D. FRAZIER, JR.,*,** Director. Chief Operating Officer of the Atlanta Committee for the Olympic Games. From 1982 to 1991, Mr. Frazier was employed in various capacities by First Chicago Bank, most recently as Executive Vice President of the North American Banking Group. Trustee of The Global Health Sciences Fund. Director of Magellan Health Services, Inc. and of Charter Medical Corp. Address: 250 Williams Street, Suite 6000, Atlanta, Georgia 30301. Born June 23, 1944.



     HUBERT L. HARRIS, JR.*, Director. Chairman (since May 1996), President (January 1990 to April 1996) of INVESCO Services, Inc. Director of INVESCO PLC and Chief Financial Officer of INVESCO Individual Services Group. Member of the Executive Committee of the Alumni Board of Trustees of Georgia Institute of Technology. Address: 1315 Peachtree Street, NE, Atlanta, Georgia. Born: July 15, 1943.


     KENNETH T. KING,** Director. Formerly, Chairman of the Board of The Capitol Life Insurance Company, Providence Washington Insurance Company, and Director of numerous subsidiaries thereof in the U.S. Formerly, Chairman of the Board of The Providence Capitol Companies in the United Kingdom and Guernsey. Chairman of the Board of the Symbion Corporation (a high technology company) until 1987.
Address:  4080 North Circulo  Manzanillo,  Tucson,  Arizona.  Born: November 16,
1925.

     JOHN W. MC INTYRE,# Director. Retired. Formerly, Vice Chairman of the Board of Directors of The Citizens and Southern Corporation and Chairman of the Board and Chief Executive Officer of The Citizens and Southern Georgia Corp. and
Citizens and Southern National Bank. Director of Golden Poultry Co., Inc. Trustee of The Global Health Sciences Fund and Gables Residential Trust.
Address: 7 Piedmont Center, Suite 100, Atlanta, GA. Born: September 14, 1930.


     ^ GLEN A. PAYNE, Secretary. Senior Vice President, General Counsel and Secretary of INVESCO Funds Group, Inc. and INVESCO Trust Company since April 1995 and formerly (May 1989 to April 1995) Vice President, Secretary and General Counsel of INVESCO Funds Group, Inc. and INVESCO Trust Company. Formerly, employee of a U.S. regulatory agency, Washington, D.C. (June 1973 through May
1989). Born: September 25, 1947.


     RONALD L. GROOMS, Treasurer. Senior Vice President and Treasurer of INVESCO Funds Group, Inc. and INVESCO Trust Company since January 1988. Born: October 1, 1946.


     WILLIAM J. GALVIN, JR., Assistant Secretary. Senior Vice President of INVESCO Funds Group, Inc. and Trust Officer of INVESCO Trust Company since July 1995 and formerly (August 1992 to July 1995) Vice President of INVESCO Funds Group, Inc. and trust officer of INVESCO Trust Company^. Formerly, Vice President of 440 Financial Group from June 1990 to August 1992 and Assistant Vice President of Putnam Companies from November 1986 to June 1990. Born: August 21, 1956.


     ALAN I. WATSON, Assistant Secretary. Vice President of INVESCO Funds Group, Inc. and Trust Officer of INVESCO Trust Company. Born: September 14, 1941.

     JUDY P. WIESE, Assistant Treasurer. Vice President of INVESCO Funds Group, Inc. and Trust Officer of INVESCO Trust Company. Born: February 3, 1948.

     #Member of the audit committee of the Company.

     +Member of the executive committee of the Company. On occasion, the executive committee acts upon the current and ordinary business of the Company between meetings of the board of directors. Except for certain powers which, under applicable law, may only be exercised by the full board of directors, the executive committee may exercise all powers and authority of the board of directors in the management of the business of the Company. All decisions are subsequently submitted for ratification by the board of directors.

     *These directors are "interested persons" of the Company as defined in the Investment Company Act of 1940.

     **Member of the management liaison committee of the Company.


     As of ^ October 1, 1996, officers and directors of the Company, as a group, beneficially owned less than ^ 1% of the Company's outstanding shares and less than ^.29% of the Worldwide Capital Goods Fund, ^.02% of the Worldwide Communications Fund, ^ .22% of the European Small Company Fund, ^.06% of the Latin American Growth Fund and ^.02% of the Asian Growth Fund.


Director Compensation


      The following table sets forth, for the fiscal year ending July 31, ^ 1996: the compensation paid by the Company to its eight eligible independent directors for services rendered in their capacities as directors of the Company; the benefits accrued as Company expenses with respect to the Defined Benefit Deferred Compensation Plan discussed below; and the estimated annual benefits to be received by these directors upon retirement as a result of their service to the Company. In addition, the table sets forth the total compensation paid by all of the mutual funds distributed by INVESCO Funds Group, Inc. (including the Company), ^ INVESCO ^ Advisor Funds, Inc., INVESCO Treasurer's Series Trust and The Global Health Sciences Fund (collectively, the "INVESCO Complex") to these directors for services rendered in their capacities as directors or trustees during the year ended December 31, 1995. As of December 31, 1995, there were ^ 49 funds in the INVESCO Complex.

                                                                         Total
                                                                     Compensa-
                                           Benefits     Estimated    tion From
                             Aggregate      Accrued        Annual      INVESCO
Name of                      Compensa-      As Part      Benefits      Complex
Person,                      tion From      of Fund      Upon Re-      Paid To
Position                       Fund(1)  Expenses(2)   tirement(3) Directors(1)


Fred A.Deering,               ^ $2,388          $71           $59     $ 87,350
Vice Chairman of

  the Board


Victor L. Andrews              ^ 2,363           62            65       68,000

Bob R. Baker                   ^ 2,370           64            87       73,000

Lawrence H. Budner             ^ 2,353           67            65       68,350

Daniel D. Chabris              ^ 2,371           76            46       73,350

A. D. Frazier ^ Jr.4,5           2,342            0             0       63,500

Kenneth T. King                ^ 2,364           73            53       70,000

John W. McIntyre4              ^ 2,350            0             0       67,850
                             ---------         ----          ----     --------

Total                       ^ $18,9016         $413                   $571,400

% of Net Assets             ^ 0.0095%7     0.0002%7                    .0043%8


     (1)The vice chairman of the board, the chairmen of the audit, management liaison and compensation committees, and the members of the executive and valuation committees each receive compensation for serving in such capacities in addition to the compensation paid to all independent directors.

     (2)Represents estimated benefits accrued with respect to the Defined Benefit Deferred Compensation Plan discussed below, and not compensation deferred at the election of the directors.

     (3)These figures represent the Company's share of the estimated annual benefits payable by the INVESCO Complex (excluding The Global Health Sciences Fund, which does not participate in any retirement plan) upon the directors' retirement, calculated using the current method of allocating director compensation among the funds in the INVESCO Complex. These estimated benefits assume retirement at age 72 and that the basic retainer payable to the directors will be adjusted periodically for inflation, for increases in the number of funds in the INVESCO Complex, and for other reasons during the period in which retirement benefits are accrued on behalf of the respective directors. This results in lower estimated benefits for directors who are closer to retirement and higher estimated benefits for directors who are further from retirement. With the exception of Messrs. Frazier and McIntyre, each of these directors has served as a director/trustee of one or more of the funds in the INVESCO Complex for the minimum five-year period required to be eligible to participate in the Defined Benefit Deferred Compensation Plan.

     (4)Messrs. Frazier and McIntyre began serving as directors of the Company on April 19, 1995.


     (5)Because of the possibility that A. D. Frazier, Jr. may become employed by a company affiliated with INVESCO at some point in the future, he was deemed to be an "interested person" of the Company and of the other funds in the INVESCO Complex effective May 1, 1996. Until such time as Mr. Frazier actually becomes employed by an INVESCO-affiliated company, however, he will continue to receive the same director's fees and other compensation as the Company's independent directors.

     (6)Amount ^ includes Worldwide Communications Fund ^ for the fiscal year ended July 31, 1996, Worldwide Capital Goods Fund^ for the period October 1, 1995 through July 31, 1996, and Latin American Growth ^ and European Small Company Funds for the period April 1, 1996 through July 31, 1996. The Asian Growth Fund did not accrue directors fees as of July 31, ^ 1996.

     ^ (7)Totals as a percentage of the Company's net assets as of July 31, ^ 1996.

     ^ (8)Total as a percentage of the net assets of the INVESCO Complex as of December 31, 1995.

      Messrs. ^ Brady, Harris and Hesser ^, as "interested persons" of the Company and of the other funds in the INVESCO Complex, receive compensation as officers or employees of INVESCO or its affiliated companies, and do not receive any director's fees or other compensation from the Company or the other funds in the INVESCO Complex for their service as directors.


      The boards of directors/trustees of the mutual funds managed by INVESCO, INVESCO Advisor Funds, Inc. and INVESCO Treasurer's Series Trust have adopted a Defined Benefit Deferred Compensation Plan for the non-interested directors and trustees of the funds. Under this plan, each director or trustee who is not an interested person of the funds (as defined in the 1940 Act) and who has served for at least five years (a "qualified director") is entitled to receive, upon retiring from the boards at the retirement age of 72 (or the retirement age of 73 to 74, if the retirement date is extended by the boards for one or two years, but less than three years) continuation of payment for one year (the "first year retirement benefit") of the annual basic retainer payable by the funds to the qualified director at the time of his retirement (the "basic retainer"). Commencing with any such director's second year of retirement, and commencing with the first year of retirement of a director whose retirement has been extended by the board for three years, a qualified director shall receive quarterly payments at an annual rate equal to 25% of the basic retainer. These payments will continue for the remainder of the qualified director's life or ten years, whichever is longer (the "reduced retainer payments"). If a qualified director dies or becomes disabled after age 72 and before age 74 while still a director of the funds, the first year retirement benefit and the reduced retainer payments will be made to him or to his beneficiary or estate. If a qualified director becomes disabled or dies either prior to age 72 or during his/her 74th year while still a director of the funds, the director will not be entitled to receive the first year retirement benefit; however, the reduced retainer payments will be made to his beneficiary or estate. The plan is administered by a committee of three directors who are also participants in the plan and one director who is not a plan participant. The cost of the plan will be allocated among the INVESCO, INVESCO Advisor and Treasurer's Series funds in a manner determined to be fair and equitable by the committee. The Company is not making any payments to directors under the plan as of the date of this Statement of Additional Information. The Company has no stock options or other pension or retirement plans for management or other personnel and pays no salary or compensation to any of its officers.

      The Company has an audit committee which is comprised of four of the directors who are not interested persons of the Company. The committee meets periodically with the Company's independent accountants and officers to review accounting principles used by the Company, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters.

      The Company also has a management liaison committee which meets quarterly with various management personnel of INVESCO in order (a) to facilitate better understanding of management and operations of the Company, and (b) to review legal and operational matters which have been assigned to the committee by the board of directors in furtherance of the board of directors' overall duty of supervision.

HOW SHARES CAN BE PURCHASED

      Shares of each Fund are sold on a continuous basis at the respective net asset value per share of the Fund next calculated after receipt of a purchase order in good form. The net asset value per share is computed separately for each Fund and is determined once each day that the New York Stock Exchange is open as of the close of regular trading on that Exchange, but may also be computed at other times. See "How Shares Are Valued." INVESCO acts as the Funds' distributor under a distribution agreement with the Company under which it receives no compensation and bears all expenses, including the costs of printing and distributing prospectuses, incident to marketing of the Funds' shares, except for such distribution expenses which are paid out of Fund assets under the Company's Plan of Distribution which has been adopted by the Company in accordance with Rule 12b-1 under the 1940 Act.


      Distribution Plan. As discussed under "How Shares Can Be Purchased" in the Prospectuses, the Company has adopted a Plan and Agreement of Distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that each of the Funds may make monthly payments to INVESCO of amounts computed at an annual rate no greater than 0.25% on the Fund's average net assets to reimburse it for expenses incurred by it in connection with the distribution of each Fund's shares to investors. Payment amounts by a Fund under the Plan, for any month, may only be made to reimburse or pay expenditures incurred during the rolling 12-month period in which that month falls, although this period is expanded to 24 months for expenses incurred during the first 24 months of a Fund's operations. During the fiscal year ended July 31, ^ 1996, the Capital Goods Fund ^, Worldwide Communications Fund, European Small Company Fund and Latin American Growth Fund incurred $20,545, $93,172, $64,913 and $38,021 in distribution expenses, respectively, prior to the voluntary absorption of certain Fund expenses by INVESCO and the applicable sub-adviser. During the period ended July 31, ^ 1996, the Asian Growth Fund incurred ^ $5,613 in distribution expenses, prior to the voluntary absorption of certain Fund expenses by INVESCO and the applicable sub-adviser. In addition, as of July 31, 1996 the Worldwide Capital Goods Fund, Worldwide Communications Fund, European Small Company Fund, Latin American Growth Fund and Asian Growth Fund incurred $1,746, $11,017, $26,038, $7,098 and $3,241 of additional distribution expenses subject to the approval of the Company's directors, which approval was scheduled for October 30, 1996. As noted in the Prospectuses, one type of reimbursable expenditure is the payment of compensation to securities companies and other financial institutions and organizations, which may include INVESCO affiliated companies, in order to obtain various distribution-related and/or administrative services for the Funds. Each Fund is authorized by the Plan to use its assets to finance the payments made to obtain those services. Payments will be made by INVESCO to broker-dealers who sell shares of the Funds and may be made to banks, savings and loan associations and other depository institutions. Although the Glass-Steagall Act limits the ability of certain banks to act as underwriters of mutual fund shares, the Company does not believe that these limitations would affect the ability of such banks to enter into arrangements with INVESCO, but can give no assurance in this regard. However, to the extent it is determined otherwise in the future, arrangements with banks might have to be modified or terminated, and, in that case, the size of one or more of the Funds possibly could decrease to the extent that the banks would no longer invest customer assets in a particular Fund. Neither the Company nor its investment adviser will give any preference to banks or other depository institutions which enter into such arrangements when selecting investments to be made by each Fund.

      For the fiscal year ended July 31, ^ 1996, allocation of 12b-1 amounts paid by the Capital Goods Fund ^ for the following categories of expenses were^: advertising --^ $4,874; sales literature, printing^ and postage--^ $8,620; direct mail--^ $507; public relations/promotion--^ $646; compensation to securities dealers and other organizations--^ $2,959; marketing personnel--^ $2,938. For the fiscal year ended July 31, 1996, allocation of 12b-1 amounts paid by the ^ Communications Fund for the following categories of expenses were^: advertising --^ $44,031; sales literature, printing^ and postage--^ $23,855; direct mail--^ $12,178; public relations/promotion--^ $1,218; compensation to securities dealers and other organizations--^ $5,673; marketing personnel--^ $6,217. For the fiscal year ended July 31, 1996, allocation of 12b-1 amounts paid by the European Small Company Fund for the following categories of expenses were: advertising -- $30,195; sales literature, printing and postage--$16,374; direct mail--$3,195; public relations/promotion--$1,185; compensation to securities dealers and other organizations--$6,934; marketing personnel--$7,031. For the fiscal year ended July 31, 1996, allocation of 12b-1 amounts paid by the Latin American Growth Fund for the following categories of expenses were: advertising -- $18,145; sales literature, printing and postage--$9,468; direct mail--$760; public relations/promotion--$925; compensation to securities dealers and other organizations--$4,151; marketing personnel--$4,572. For the period March 1, 1996 (inception) through July 31, 1996, allocation of 12b-1 amounts paid by the Asian American Growth Fund for the following categories of expenses were: advertising --$1,440; sales literature, printing and postage--$1,233; direct mail--$2,781; public relations/promotion-- $40; compensation to securities dealers and other organizations-- $47; marketing personnel--$72.


      The nature and scope of services which are provided by securities dealers and other organizations may vary by dealer but include, among other things, processing new stockholder account applications, preparing and transmitting to the Company's Transfer Agent computer-processable tapes of each Fund's transactions by customers, serving as the primary source of information to customers in answering questions concerning each Fund, and assisting in other customer transactions with each Fund.


      The Plan was approved on April 20, 1994, at a meeting called for such purpose by a majority of the directors of the Company, including a majority of the directors who neither are "interested persons" of the Company nor have any financial interest in the operation of the Plan ("12b-1 directors"). The Plan was approved by INVESCO on July 12, 1994, as the then sole shareholder of the Capital Goods Fund and Communications Fund for an initial term expiring April 30, 1995 and has been continued by action of the board of directors until April 30, ^ 1997. With respect to the INVESCO European Small Company Fund and Latin American Growth Fund, the Plan was approved by INVESCO on February 8, 1995 as the then sole shareholder of each Fund and has been continued by action of the board of directors until April 30, ^ 1997. With respect to the Asian Growth

Fund, the Plan was approved by INVESCO on September 12, 1995 as the then sole shareholder of the Fund and has been continued by action of the board of directors until April 30, 1997. With respect to the Realty Fund, the Plan was approved by INVESCO on __________________, 1996 as the then sole shareholder of the Fund.


      The Plan provides that it shall continue in effect with respect to each Fund for so long as such continuance is approved at least annually by the vote of the board of directors of the Company cast in person at a meeting called for the purpose of voting on such continuance. The Plan also can be terminated at any time with respect to any Fund, without penalty, if a majority of the 12b-1 directors, or shareholders of such Fund, vote to terminate the Plan. The Company may, in its absolute discretion, suspend, discontinue or limit the offering of the shares of any Fund at any time. In determining whether any such action should be taken, the board of directors intends to consider all relevant factors including, without limitation, the size of the Funds, the investment climate for any particular Fund, general market conditions, and the volume of sales and redemptions of Fund shares. The Plan may continue in effect and payments may be made under the Plan following any such temporary suspension or limitation of the offering of a Fund's shares; however, the Company is not contractually obligated to continue the Plan for any particular period of time. Suspension of the offering of a Fund's shares would not, of course, affect a shareholder's ability to redeem his shares. So long as the Plan is in effect, the selection and nomination of persons to serve as independent directors of the Company shall be committed to the independent directors then in office at the time of such selection or nomination. The Plan may not be amended to increase materially the amount of any Fund's payments thereunder without approval of the shareholders of that Fund, and all material amendments to the Plan must be approved by the board of directors of the Company, including a majority of the 12b-1 directors. Under the agreement implementing the Plan, INVESCO or the Funds, the latter by vote of a majority of the 12b-1 directors or of the holders of a majority of any Fund's outstanding voting securities, may terminate such agreement without penalty upon 30 days' written notice to the other party. No further payments will be made by any Fund under the Plan in the event of its termination as to that Fund.

      To the extent that the Plan constitutes a plan of distribution adopted pursuant to Rule 12b-1 under the Act, it shall remain in effect as such, so as to authorize the use of each Fund's assets in the amounts and for the purposes set forth therein, notwithstanding the occurrence of an assignment, as defined by the Act, and rules thereunder. To the extent it constitutes an agreement pursuant to a plan, each Fund's obligation to make payments to INVESCO shall terminate automatically, in the event of such "assignment," in which event the Funds may continue to make payments, pursuant to the Plan, to INVESCO or another organization only upon the approval of new arrangements, which may or may not be with INVESCO, regarding the use of the amounts authorized to be paid by it under the Plan, by the directors, including a majority of the 12b-1 directors, by a vote cast in person at a meeting called for such purpose.

      Information regarding the services rendered under the Plan and the amounts paid therefor by each Fund are provided to, and reviewed by, the directors on a quarterly basis. In the quarterly review, the directors determine whether, and to what extent, INVESCO will be reimbursed for expenditures which it has made that are reimbursable under the Company's Rule 12b-1 Plan. On an annual basis, the directors consider the continued appropriateness of the Plan at the level of compensation provided therein.

      The only  directors  or  interested  persons,  as that term is  defined in
Section 2(a)(19) of the Act, of the Company who have a direct or indirect financial interest in the operation of the Plan are the officers and directors of the Company listed under "Officers and Directors of the Company" who are also officers either of INVESCO or companies affiliated with INVESCO. The benefits which the Company believes will be reasonably likely to flow to the Funds and their shareholders under the Plan include the following:

      (1) Enhanced marketing efforts, if successful, should result in an increase in net assets through the sale of additional shares and afford greater resources with which to pursue the investment objectives of the Funds;

      (2) The sale of additional shares reduces the likelihood that redemption of shares will require the liquidation of securities of the Funds in amounts and at times that are disadvantageous for investment purposes;

      (3) The positive effect which increased Fund assets will have on its revenues could allow INVESCO:

            (a) To have greater resources to make the financial commitments necessary to improve the quality and level of each Fund's shareholder services (in both systems and personnel),

            (b) To increase the number and type of mutual funds available to investors from INVESCO (and support them in their infancy), and thereby expand the investment choices available to all shareholders, and

            (c)   To  acquire  and  retain   talented   employees  who  desire
                  to be associated with a growing organization; and

      (4)   Increased    Fund   assets   may   result   in    reducing    each
            investor's  share  of  certain   expenses  through   economies  of
            scale   (e.g.   exceeding    established    breakpoints   in   the
            advisory fee schedule and allocating fixed expenses over a larger asset base), thereby partially offsetting the costs of the Plan.

HOW SHARES ARE VALUED

      As described in the section of the Funds' Prospectuses entitled "How Shares Can Be Purchased," the net asset value of shares of each Fund of the Company is computed once each day that the New York Stock Exchange is open as of the close of regular trading on that Exchange (usually 4:00 p.m., New York time) and applies to purchase and redemption orders received prior to that time. Net asset value per share is also computed on any other day on which there is a sufficient degree of trading in the securities held by a Fund that the current net asset value per share of such Fund might be materially affected by changes in the value of the securities held, but only if on such day the Fund receives a request to purchase or redeem shares. Net asset value per share is not calculated on days the New York Stock Exchange is closed, such as federal holidays, including New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

      The net asset value per share of each Fund is calculated by dividing the value of all securities held by the Fund and its other assets (including dividends and interest accrued but not collected), less the Fund's liabilities (including accrued expenses), by the number of outstanding shares of the Fund. Securities traded on national securities exchanges, the NASDAQ National Market System, the NASDAQ Small Cap market and foreign markets are valued at their last sale prices on the exchanges or markets where such securities are primarily traded. Securities traded in the over-the-counter market for which last sale prices are not available, and listed securities for which no sales were reported on a particular date, are valued at their highest closing bid prices (or, for debt securities, yield equivalents thereof) obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities or other assets will be valued at their fair values as determined in good faith by the Company's board of directors or pursuant to procedures adopted by the board of directors. The above procedures may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional-size trading units of debt securities. Prior to utilizing a pricing service, the Company's board of directors reviews the methods used by such service to assure itself that securities will be valued at their fair values. The Company's board of directors also periodically monitors the methods used by such pricing services. Debt securities with remaining maturities of 60 days or less at the time of purchase are normally valued at amortized cost.

      The values of securities held by the Funds are determined as of the time regular trading in such securities or assets is completed each day. Since
regular   trading  in  most   foreign   securities   markets  is  completed
simultaneously with, or prior to, the close of regular trading on the New York Stock Exchange, closing prices for foreign securities usually are available for purposes of computing the Funds' net asset value. However, in the event that the closing price of a foreign security is not available in time to calculate a Fund's net asset value on a particular day, the Company's board of directors has authorized the use of the market price for the security obtained from an approved pricing service at an established time during the day which may be prior to the close of regular trading in the security. The value of all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the spot rate of such currencies against U.S. dollars provided by an approved pricing service.

FUND PERFORMANCE


      As discussed in the Funds' Prospectuses, the Company advertises the total return performance of the Funds. The total return performance for the Capital Goods ^, Communications ^, European Small Company and Latin American Growth Funds for the fiscal year ended July 31, ^ 1996 and for the ^ Asian Growth Fund for the period from ^ March 1, 1996 (inception) through July 31, ^ 1996 was as follows:

      Fund                                  ^ One Year      Life of Fund
      ----                                    --------      ------------
      Capital Goods Fund^*                       0.27%           (0.61)%
      Communications Fund ^*                    13.67%            19.12%
      European Small Company Fund^~             31.07%            32.21%
      Latin American Growth Fund^~              15.27%            22.13%
      ^ Asian Growth Fund^                         N/A          (22.98)%

^*Inception date: August 1, 1994
~Inception date: February 15, 1995
^Inception date: March 1, 1996


      Average annual total return performance is computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                P(1 + T)n = ERV

where:      P = initial payment of $1000
            T = average annual total return
            n = number of years
            ERV = ending redeemable value of initial payment

      In conjunction with performance reports, comparative data between the Funds' performance for a given period and other types of investment vehicles, including certificates of deposit, may be provided to prospective investors and shareholders.

      From time to time, evaluations of performance made by independent sources may also be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials or articles about the Funds. Sources for Fund performance information and articles about the Funds include, but are not limited to, the following:

      American Association of Individual Investors' Journal
      Banxquote
      Barron's
      Business Week
      CDA Investment Technologies
      CNBC
      CNN
      Consumer Digest
      Financial Times
      Financial World
      Forbes
      Fortune
      Ibbotson Associates, Inc.
      Institutional Investor
      Investment Company Data, Inc.
      Investor's Business Daily
      Kiplinger's Personal Finance
      Lipper Analytical Services, Inc.'s Mutual Fund
        Performance Analysis
      Money
      Morningstar
      Mutual Fund Forecaster
      No-Load Analyst
      No-Load Fund X
      Personal Investor
      Smart Money
      The New York Times
      The No-Load Fund Investor
      U.S. News and World Report
      United Mutual Fund Selector
      USA Today
      Wall Street Journal
      Wiesenberger Investment Companies Services
      Working Woman
      Worth

SERVICES PROVIDED BY THE FUNDS


      Periodic Withdrawal Plan. As described in the ^ Funds' Prospectuses, each Fund offers a Periodic Withdrawal Plan. All dividends and distributions on shares owned by shareholders participating in this Plan are reinvested in additional shares. Since withdrawal payments represent the proceeds from sales of shares, the amount of shareholders' investments in a Fund will be reduced to the extent that withdrawal payments exceed dividends and other distributions paid and reinvested. Any gain or loss on such redemptions must be reported for tax purposes. In each case, shares will be redeemed at the close of business on or about the 20th day of each month preceding payment and payments will be mailed within five business days thereafter.

      The Periodic Withdrawal Plan involves the use of principal and is not a guaranteed annuity. Payments under such Plan do not represent income or a return on investment.

      A Periodic Withdrawal Plan may be terminated at any time by sending a written request to INVESCO. Upon termination, all future dividends and capital gain distributions will be reinvested in additional shares unless a shareholder requests otherwise.


      Exchange Privilege. As discussed in the ^ Funds' Prospectuses, the Funds offer shareholders the privilege of exchanging shares of the Funds for shares of another fund or for shares of certain other no-load mutual funds advised by INVESCO. Exchange requests may be made either by telephone or by written request to INVESCO Funds Group, Inc., using the telephone number or address on the cover of this Statement of Additional Information. Exchanges made by telephone must be in an amount of at least $250, if the exchange is being made into an existing account of one of the INVESCO funds. All exchanges that have established a new account must meet the fund's applicable minimum initial investment requirements. Written exchange requests into an existing account have no minimum requirements other than the fund's applicable minimum subsequent investment requirements. Any gain or loss realized on such an exchange is recognized for federal income tax purposes. This privilege is not an option or right to purchase securities, but is a revocable privilege permitted under the present policies of each of the funds and is not available in any state or other jurisdiction where the shares of the mutual fund into which transfer is to be made are not qualified for sale, or when the net asset value of the shares presented for exchange is less than the minimum dollar purchase required by the appropriate prospectus.


TAX-DEFERRED RETIREMENT PLANS


      As described in the ^ Funds' Prospectuses, shares of a Fund may be purchased as the investment medium for various tax-deferred retirement plans. Persons who request information regarding these plans from INVESCO will be provided with prototype documents and other supporting information regarding the type of plan requested. Each of these plans involves a long-term commitment of assets and is subject to possible regulatory penalties for excess contributions, premature distributions or for insufficient distributions after age 70-1/2. The legal and tax implications may vary according to the circumstances of the individual investor. Therefore, the investor is urged to consult with an attorney or other tax adviser prior to the establishment of such a plan.

HOW TO REDEEM SHARES

      Normally, payments for shares redeemed will be mailed within seven days following receipt of the required documents as described in the section of the Funds' Prospectus entitled "How to Redeem Shares." The right of redemption may be suspended and payment postponed when: (a) the New York Stock Exchange is closed for other than customary weekends and holidays; (b) trading on that exchange is restricted; (c) an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (d) the Securities and Exchange Commission by order so permits.

      It is possible that in the future conditions may exist which would, in the opinion of the Company's investment adviser, make it undesirable for a Fund to pay for redeemed shares in cash. In such cases, the investment adviser may authorize payment to be made in portfolio securities or other property of the Fund. However, the Company is obligated under the 1940 Act to redeem for cash all shares of a Fund presented for redemption by any one shareholder having a value up to $250,000 (or 1% of the Fund's net assets if that is less) in any 90-day period. Securities delivered in payment of redemptions are selected entirely by the investment adviser based on what is in the best interests of the Fund and its shareholders, and are valued at the value assigned to them in computing the Fund's net asset value per share. Shareholders receiving such securities are likely to incur brokerage costs on their subsequent sales of the securities.

DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS, AND TAXES


      Each Fund intends to continue to conduct its business and satisfy the applicable diversification of assets and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund so qualified in the fiscal year ended July 31, ^ 1996, and intends to continue to qualify during its current fiscal year. ^ As a result, it is anticipated that each Fund will pay no federal income or excise taxes and will be accorded conduit or "pass through" treatment for federal income tax purposes.

      Dividends paid by each Fund from net investment income as well as distributions of net realized short-term capital gains and net realized gains from certain foreign currency transactions are, for federal income tax purposes, taxable as ordinary income to shareholders. After the end of each calendar year, each Fund sends shareholders information regarding the amount and character of dividends paid in the year, including the dividends eligible for the dividends-received deduction for corporations. Such amounts will be limited to the aggregate amount of qualifying dividends which each Fund derives from its portfolio investments.

      Distributions by each Fund of net capital gain (the excess of net long-term capital gain over net short term capital loss) are, for federal income tax purposes, taxable to the shareholder as long-term capital gains regardless of how long a shareholder has held shares of a Fund. Such distributions are identified as such and are not eligible for the dividends-received deduction.

      All dividends and other distributions are regarded as taxable to the investor, whether or not such dividends and distributions are reinvested in additional shares. If the net asset value of Fund shares should be reduced below a shareholder's cost as a result of a distribution, such distribution would be taxable to the shareholder although a portion would be, in effect, a return of invested capital. The net asset value of shares of a Fund reflects accrued net investment income and undistributed realized capital and foreign currency gains; therefore, when a distribution is made, the net asset value is reduced by the amount of the distribution. If shares are purchased shortly before a distribution, the full price for the shares will be paid and some portion of the price may then be returned to the shareholder as a taxable dividend or capital gain. However, the net asset value per share will be reduced by the amount of the distribution, which would reduce any gain (or increase any loss) for tax purposes on any subsequent redemption of shares.

      Dividends and interest received by each Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

      INVESCO may provide Fund shareholders with information concerning the average cost basis of their shares in order to help them prepare their tax returns. This information is intended as a convenience to shareholders, and will not be reported to the Internal Revenue Service (the "IRS"). The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The cost basis information provided by INVESCO will be computed using the single-category average cost method, although neither INVESCO nor a Fund recommends any particular method of determining cost basis. Other methods may result in different tax consequences. If a shareholder has reported gains or losses for a Fund in past years, the shareholder must continue to use the method previously used, unless the shareholder applies to the IRS for permission to change methods.

      If a Fund's shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

      Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

      Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a Fund's total assets at the close of any taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes paid by it. Each Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election.

     Each Fund may invest in the stock of "passive foreign investment companies" (PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if a Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC ncome will be included in a Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

      Gains or losses (1) from the disposition of foreign currencies, (2) from the disposition of debt securities denominated in foreign currency that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of each security and the date of disposition, and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest, dividends or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time each Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders.

      Shareholders should consult their own tax advisers regarding specific questions as to federal, state and local taxes. Dividends and capital gain distributions will generally be subject to applicable state and local taxes. Qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended, for income tax purposes does not entail government supervision of management or investment policies.

INVESTMENT PRACTICES




     Portfolio Turnover. There are no fixed limitations regarding the portfolio turnover of the Funds. Brokerage costs to these Funds are commensurate with the rate of portfolio activity. As of the date of this Statement of Additional Information, the Asian Growth Fund had not commenced a public offering of its shares, and therefore had not experienced any portfolio turnover. ^ Portfolio turnover rates for the fiscal years ended July 31, 1996 and 1995 were 247% and 193%, respectively, for the Worldwide Capital Goods Fund and 157% and 215%, respectively, for the Worldwide Communications Fund. Portfolio turnover rates for the fiscal year ended July 31, ^ 1996 and the period ended July 31, 1995 were 141% and 0.00%, respectively for the European Small Company Fund and ^ 29% and 30%, respectively^, for the Latin American Growth Fund. For the period March 1, 1996 (inception) through July 31, 1996, the portfolio turnover rate for the Asian Growth Fund was 2%. The higher portfolio turnover rate for the Worldwide Capital Goods Fund was primarily due to a repositioning of the Fund's portfolio. The higher portfolio turnover rate for the European Small Company Fund was primarily due to the increase in the size of the Fund and the fact that the fiscal year 1996 figure reflects a full year of operations. In computing portfolio turnover rates, all investments with maturities or expiration dates at the time of acquisition of one year or less are excluded. Subject to this exclusion, the turnover rate is calculated by dividing (A) the lesser of purchases or sales of portfolio securities for the fiscal year by (B) the monthly average of the value of portfolio securities owned by the Fund during the fiscal year.


     Placement of Portfolio Brokerage. Either INVESCO, as the Company's investment adviser, or INVESCO Trust, IAML or INVESCO Asia, as the Company's sub-advisers, places orders for the purchase nd sale of securities with brokers and dealers based upon INVESCO's, INVESCO Trust's, IAML's or INVESCO Asia's evaluation of their financial responsibility, subject to their ability to effect transactions at the best available prices. Fund Management evaluates the overall reasonableness of brokerage commissions paid by reviewing the quality of executions obtained on portfolio transactions of each Fund, viewed in terms of the size of transactions, prevailing market conditions in the security purchased or sold, and general economic and market conditions. In seeking to ensure that the commissions charged the Funds are consistent with prevailing and reasonable commissions, Fund Management also endeavors to monitor brokerage industry practices with regard to the commissions charged by brokers and dealers on transactions effected for other comparable institutional investors. While Fund Management seeks reasonably competitive rates, the Funds do not necessarily pay the lowest commission or spread available.

      Consistent with the standard of seeking to obtain the best execution on portfolio transactions, Fund Management may select brokers that provide research services to effect such transactions. Research services consist of statistical and analytical reports relating to issuers, industries, securities and economic factors and trends, which may be of assistance or value to Fund Management in making informed investment decisions. Research services prepared and furnished by brokers through which the Funds effect securities transactions may be used by Fund Management in servicing all of their respective accounts and not all such services may be used by Fund Management in connection with the Funds.

      In recognition of the value of the above-described brokerage and research services provided by certain brokers, Fund Management, consistent with the standard of seeking to obtain the best execution on portfolio transactions, may place orders with such brokers for the execution of transactions for the Funds on which the commissions are in excess of those which other brokers might have charged for effecting the same transactions.

      Portfolio transactions may be effected through qualified broker/dealers who recommend the Funds to their clients, or who act as agent in the purchase of any of the Fund's shares for their clients. When a number of brokers and dealers can provide comparable best price and execution on a particular transaction, the Company's adviser may consider the sale of Fund shares by a broker or dealer in selecting among qualified broker-dealers.

      Neither INVESCO, INVESCO Trust, IAML nor INVESCO Asia receives any brokerage commissions on portfolio transactions effected on behalf of the Funds, and there is no affiliation between INVESCO, INVESCO Trust, IAML, INVESCO Asia or any person affiliated with INVESCO, INVESCO Trust, IAML, INVESCO Asia or the Funds and any broker or dealer that executes transactions for the Funds.


     Certain ^ financial institutions (including brokers who may sell shares of the Funds, or affiliates of such brokers) are paid a fee (the ^"Services Fee") for recordkeeping, shareholder communications and other services provided by the brokers to investors purchasing shares of the Funds through no transaction fee programs ^("NTF Programs") offered by the financial institution or its affiliates broker (an "NTF Program Sponsor"). The Services Fee is based on the average daily value of the investments in each Fund made ^ in the name of such NTF Program Sponsor and held in omnibus accounts maintained on behalf of investors participating in the NTF Program. With respect to certain NTF Programs, the directors of the Company have authorized the Funds to apply dollars generated from the ^ Company's Plan and Agreement of Distribution pursuant to Rule 12b-1 under the 1940 Act (the ^"Plan") to pay the entire ^ Services Fee, subject to the maximum Rule 12b-1 fee permitted by the Plan. With respect to other NTF Programs, the ^ Company's directors have authorized ^ the Funds to pay transfer agency fees to INVESCO based on the number of investors who have beneficial interests in the ^ NTF Program Sponsor's omnibus accounts in ^ the Funds. INVESCO, in turn, pays these transfer agency fees to the ^ NTF

     Program Sponsor as a sub-transfer agency or recordkeeping fee in payment of all or a portion of the ^ Services Fee. In the event that the sub-transfer agency or recordkeeping fee is insufficient to pay all of the ^ Services Fee with respect to these NTF Programs, the directors of the Company have authorized the ^ Company to apply dollars generated from the Plan to pay the remainder of the ^ Services Fee, subject to the maximum Rule 12b-1 fee permitted by the Plan. INVESCO itself pays the portion of ^ each Fund's ^ Services Fee, if any, that exceeds the sum of the sub-transfer agency or recordkeeping fee and Rule 12b-1 fee. The ^ Company's directors have further authorized INVESCO to place a portion of each Fund's brokerage transactions with certain ^ NTF Program Sponsors or their affiliated brokers, if INVESCO reasonably believes that, in effecting the Fund's transactions in portfolio securities, the broker is able to provide the best execution of orders at the most favorable prices. A portion of the commissions earned by such a broker from executing portfolio transactions on behalf of ^ the Funds may be credited by the ^ NTF Program Sponsor against its Services Fee. Such credit shall be applied first against any sub-transfer agency or recordkeeping fee payable with respect to ^ the Funds, and second against any Rule 12b-1 fees used to pay a portion of the ^ Services Fee, on a basis which has resulted from negotiations between INVESCO and the ^ NTF Program Sponsor. Thus, the ^ Funds ^ pay sub-transfer agency or recordkeeping fees to the ^ NTF Program Sponsor in payment of the ^ Services Fee only to the extent that such fees are not offset by ^ a Fund's credits. In the event that the transfer agency fee paid by ^ the Funds to INVESCO with respect to investors who have beneficial interests in a particular ^ NTF Program Sponsor's omnibus accounts in ^ a Fund exceeds the ^ Services Fee applicable to ^ the Fund, after application of credits, INVESCO may carry forward the excess and apply it to future ^ Services Fees payable to that ^ NTF Program Sponsor with respect to ^ a Fund. The amount of excess transfer agency fees carried forward will be reviewed for possible adjustment by INVESCO prior to each fiscal year-end of the ^ Funds. The ^ Company's board of directors has also authorized the ^ Funds to pay to INVESCO the full Rule 12b-1 fees contemplated by the Plan in reimbursement of ^ expenses incurred by INVESCO in engaging in the activities and providing the services on behalf of the ^ Funds contemplated by the Plan, subject to the maximum Rule 12b-1 fee permitted by the Plan, notwithstanding that credits have been applied to reduce the portion of the 12b-1 fee that would have been used to reimburse INVESCO for payments to such NTF Program Sponsor absent such credits.^

      ^ The aggregate amount of brokerage commissions paid ^ for the fiscal years ended July 31, 1996 and 1995 were $141,314 and $54,814, respectively, for the Worldwide Capital Goods Fund and $239,095 and $129,085 for the Worldwide Communications Fund. The aggregate amount of brokerage commissions paid for the fiscal year ended July 31, 1996 and the period ended July 31, 1995 were $417,140 and $141, respectively, for the European Small Company Fund and $102,029 and $2,012, respectively, for the Latin American Growth ^ Fund. The aggregate ^ amount of brokerage commission paid for the period March 1, 1996 (inception) through July 31, 1996 for the Asian Growth Fund was $105,714. For the fiscal years ended July 31, 1996 and 1995, brokers providing research services received commissions on portfolio transactions of ^ $32,164 and $27,515, respectively, for the Worldwide Capital Goods Fund and $64,810 and $39,843, respectively, for the Worldwide Communications Fund. For the fiscal year ended July 31, 1996 and the period ended July 31, 1995, brokers providing research services received commissions on portfolio transactions of $38 and $0, respectively, for the European Small Company Fund and $0 and $0, respectively, for the Latin American Growth Fund. For the period March 1, 1996 (inception) through July 31, 1996, brokers providing research services received commissions on portfolio transactions of $0 for the Asian Growth Fund. The aggregate amount of such portfolio transactions was $15,731,437 and $10,973,188, respectively, for the Worldwide Capital Goods Fund; $27,956,526 and $15,947,023, respectively, for the Worldwide Communications Fund; $19,063 and $0, respectively, for the European Small Company Fund; and $53,125 and $0, respectively, for the Latin American Growth Fund. The Funds paid no compensation to brokers for the sales of shares of the Funds during the year ended July 31, 1996.^

      ^ At July 31, 1996, the Funds held securities of their regular brokers or dealers, or their parents, as follows:



                                                                 Value of
                                                                 Securities
Fund                               Broker or Dealer              at^ 7/31/96
----                               ----------------              -----------
Capital Goods Fund                  ^ State Street Bank and
                                    ^ Trust North America          1,506,000

Communications Fund                 State Street Bank and ^
                                    Trust ^ North America         11,109,000

Latin American Growth Fund          None

European Small Company Fund         None

Asian Growth Fund                   State Street Bank and
                                    ^ Trust North America          1,485,000


      Neither INVESCO, INVESCO Trust, IAML nor INVESCO Asia receives any brokerage commissions on portfolio transactions effected on behalf of the Funds, and there is no affiliation between INVESCO, INVESCO Trust, IAML and INVESCO
Asia, or any person affiliated with INVESCO, INVESCO Trust, IAML and INVESCO Asia, or the Funds and any broker or dealer that executes transactions for the Funds.

ADDITIONAL INFORMATION


      Common Stock. The Company was incorporated with 500,000,000 authorized shares of common stock with a par value of $0.01 per share. Of the Company's authorized shares, 100,000,000 shares have been allocated to each of the five series, representing the Company's five Funds. As of July 31, ^ 1996, 804,518 shares of the Capital Goods Fund, ^ 4,064,157 shares of the Communications Fund, ^ 6,248,937 shares of the European Small Company Fund ^, 2,493,265 shares of the Latin American Growth Fund and 1,599,695 shares of the Asian Growth Fund were outstanding. The board of directors has the authority to designate additional series of common stock without seeking the approval of shareholders, and may classify and reclassify any authorized but unissued shares.


     Shares of each series represent the interests of the shareholders of such series in a particular portfolio of investments of the Company. Each series of the Company's shares is preferred over all other series in respect of the assets specifically allocated to that series, and all income, earnings, profits and proceeds from such assets, subject only to the rights of creditors, are allocated to shares of that series. The assets of each series are segregated on the books of account and are charged with the liabilities of that series and with a share of the Company's general liabilities. The board of directors determines those assets and liabilities deemed to be general assets or liabilities of the Company, and these items are allocated among series in a manner deemed by the board of directors to be fair and equitable. Generally, such allocation will be made based upon the relative total net assets of each series. In the unlikely event that a liability allocable to one series exceeds the assets belonging to the series, all or a portion of such liability may have to be borne by the holders of shares of the Company's other series.

      All shares, regardless of series, have equal voting rights. Voting with respect to certain matters, such as ratification of independent accountants or election of directors, will be by all series of the Company. When not all series are affected by a matter to be voted upon, such as approval of an investment advisory contract or changes in a Fund's investment policies, only shareholders of the series affected by the matter may be entitled to vote. Company shares have noncumulative voting rights, which means that the holders of a majority of the shares voting for the election of directors can elect 100% of the directors if they choose to do so. In such event, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the board of directors. After they have been elected by shareholders, the directors will continue to serve until their successors are elected and have qualified or they are removed from office, in either case by a shareholder vote, or until death, resignation, or retirement. They may appoint their own successors, provided that always at least a majority of the directors have been elected the Company's shareholders. It is the intention of the Company not to hold annual meetings of shareholders. The directors will call annual or special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or the Company's Articles of Incorporation, or at their discretion.

     Principal Shareholders. As of ^ October 1, 1996, the following entities held more than 5% of the Funds' outstanding equity securities.


                                          Amount and Nature       Percent
Name and Address                             of Ownership         of Class
----------------                          -----------------       --------

INVESCO Worldwide
Capital Goods Fund


^
Charles Schwab & Co., Inc.                ^ 118,452.3360          30.628%
^ Special Custody Acct. for the           Record
Exclusive Benefit of Customers
101 Montgomery St.
San Francisco, CA  94104



INVESCO Funds Group, Inc.                 30,835.7980             7.973%
Attn: Sheila Wendland
P.O. Box 173706
Denver, CO  80217

INVESCO Trust Company                     25,696.4980             6.644%
Attn: Sheila Wendland
P.O. Box 173706
Denver, CO  80217


INVESCO Worldwide
Communications Fund


Charles Schwab & Co., Inc.                ^ 892,745.4690          22.537%
^ Special Custody Acct for the            Record
Exclusive Benefit of Customers
101 Montgomery St.
San Francisco, CA  94104

INVESCO European
Small Company Fund


Charles Schwab & Co., Inc.                ^ 3,367,135.5530        46.219%
^ Special Custody Acct. for the           Record
Exclusive Benefit of Customers
101 Montgomery St.
San Francisco, CA  94104



National Financial Services Corp.         ^ 372,355.7160          5.209%
The Exclusive Benefit of Cust.            Record
One World Financial Center
200 Liberty St., 5th Floor
New York, NY  10281



INVESCO Latin American Growth Fund


Charles Schwab & Co., Inc.                ^ 1,268,019.0910        48.188%
^ Special Custody Acct. for the           Record
Exclusive Benefit of Customers

101 Montgomery St.
San Francisco, CA  94104

INVESCO Asian Growth Fund


^ Charles Schwab & Co., Inc.              369,705.6320            21.491%
^ Special Custody Account for the         Record
^ Exclusive Benefit of Customers
101 Montgomery St.
San Francisco, CA  94104

     Independent Accountants. Price Waterhouse LLP, 950 Seventeenth Street, Denver, Colorado, has been selected as the independent accountants of the Company. The independent accountants are responsible for auditing the financial statements of the Company.

     Custodian. State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts, has been designated as custodian of the cash and investment securities of the Company. The bank is also responsible for, among other things, receipt and delivery of the investment securities of the Company's Funds in accordance with procedures and conditions specified in the custody agreement.

     Transfer Agent. The Company is provided with transfer agent, registrar, and dividend disbursing agent services by INVESCO Funds Group, Inc., 7800 E. Union Avenue, Denver, Colorado 80237, pursuant to the Transfer Agency Agreement described herein. Such services include the issuance, cancellation and transfer of shares of the Funds, and the maintenance of records regarding the ownership of such shares.

      Reports to Shareholders. The Company's fiscal year ends on July 31. The Company distributes reports at least semiannually to its shareholders. Financial statements regarding the Company, audited by the independent accountants, are sent to shareholders annually.

     Legal Counsel. The firm of Kirkpatrick & Lockhart LLP, Washington, D.C., is legal counsel for the Company. The firm of Moye, Giles, O'Keefe, Vermeire & Gorrell LLP, Denver, Colorado, acts as special counsel to the Company.


     Financial Statements. The audited financial statements for the Communications, Capital Goods, European Small Company ^, Latin American Growth and Asian Growth Funds and the notes thereto for the period ending July 31, ^ 1996, and the report of Price Waterhouse LLP with respect to such financial statements, are incorporated by reference from the Company's Annual Report to Shareholders for the fiscal period ended July 31, ^ 1996.


     Prospectus. The Company will furnish, without charge, a copy of any Fund's Prospectus upon request. Such requests should be made to the Company at the mailing address or telephone number set forth on the first page of this Statement of Additional Information.

     Registration Statement. This Statement of Additional Information and the related Prospectuses do not contain all of the information set forth in the Registration Statement the Company has filed with the Securities and Exchange Commission. The complete Registration Statement may be obtained from the Securities and Exchange Commission upon payment of the fee prescribed by the rules and regulations of the Commission.

APPENDIX A

DESCRIPTION OF FUTURES AND OPTIONS CONTRACTS

Options on Securities

      An option on a security provides the purchaser, or "holder," with the right, but not the obligation, to purchase, in the case of a "call" option, or sell, in the case of a "put" option, the security or securities underlying the option, for a fixed exercise price up to a stated expiration date. The holder pays a non-refundable purchase price for the option, known as the "premium." The maximum amount of risk the purchaser of the option assumes is equal to the premium plus related transaction costs, although the entire amount may be lost. The risk of the seller, or "writer," however, is potentially unlimited, unless the option is "covered," which is generally accomplished through the writer's ownership of the underlying security, in the case of a call option, or the writer's segregation of an amount of cash or securities equal to the exercise price, in the case of a put option. If the writer's obligation is not so covered, it is subject to the risk of the full change in value of the underlying security from the time the option is written until exercise.

      Upon exercise of the option, the holder is required to pay the purchase price of the underlying security, in the case of a call option, or to deliver the security in return for the purchase price, in the case of a put option. Conversely, the writer is required to deliver the security, in the case of a call option, or to purchase the security, in the case of a put option. Options on securities which have been purchased or written may be closed out prior to exercise or expiration by entering into an offsetting transaction on the exchange on which the initial position was established, subject to the availability of a liquid secondary market.

      Options on securities are traded on national securities exchanges, such as the Chicago Board of Options Exchange and the New York Stock Exchange, which are regulated by the Securities and Exchange Commission. The Options Clearing Corporation guarantees the performance of each party to an exchange-traded option, by in effect taking the opposite side of each such option. A holder or writer may engage in transactions in exchange-traded options on securities and options on indices of securities only through a registered broker/dealer which is a member of the exchange on which the option is traded.

      An option position in an exchange-traded option may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Funds will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option at any particular time. In such event it might not be possible to effect closing transactions in a particular option with the result that the Funds would have to exercise the option in order to realize any profit. This would result in the Funds incurring brokerage commissions upon the disposition of underlying securities acquired through the exercise of a call option or upon the purchase of underlying securities upon the exercise of a put option. If these Funds as covered call option writers are unable to effect a closing purchase transaction in a secondary market, unless the Funds are required to deliver the securities pursuant to the assignment of an exercise notice, they will not be able to sell the underlying security until the option expires.

      Reasons for the potential absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities: (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or particular class or series of options) in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange which had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at a particular time, render certain of the facilities of any of the clearing corporations inadequate and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders. However, the Options Clearing Corporation, based on forecasts provided by the U.S. exchanges, believes that its facilities are adequate to handle the volume of reasonably anticipated options transactions, and such exchanges have advised such clearing corporation that they believe their facilities will also be adequate to handle reasonably anticipated volume.

      In addition, options on securities may be traded over-the-counter through financial institutions dealing in such options as well as the underlying instruments. OTC options are purchased from or sold (written) to dealers or financial institutions which have entered into direct agreements with the Funds. With OTC options, such variables as expiration date, exercise price and premium will be agreed upon between the Funds and the transacting dealer, without the intermediation of a third party such as the OCC. If the transacting dealer fails to make or take delivery of the securities underlying an option it has written, in accordance with the terms of that option as written, the Funds would lose the premium paid for the option as well as any anticipated benefit of the the transaction. The Fund will engage in OTC option transactions only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York.

Futures Contracts

      A Futures Contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument or foreign currency, or for the making and acceptance of a cash settlement, at a stated time in the future, for a fixed price. By its terms, a Futures Contract provides for a specified settlement date on which, in the case of the majority of interest rate and foreign currency futures contracts, the fixed income securities or currency underlying the contract are delivered by the seller and paid for by the purchaser, or on which, in the case of stock index futures contracts and certain interest rate and foreign currency futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures Contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. In addition, Futures Contracts call for settlement only on the expiration date, and cannot be "exercised" at any other time during their term.

      The purchase or sale of a Futures Contract also differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalent, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin." Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the Futures Contract fluctuates, making positions in the Futures Contract more or less valuable, a process known as "marking to market."

      A Futures Contract may be purchased or sold only on an exchange, known as a "contract market," designated by the Commodity Futures Trading Commission for the trading of such contract, and only through a registered futures commission merchant which is a member of such contract market. A commission must be paid on each completed purchase and sale transaction. The contract market clearing house guarantees the performance of each party to a Futures Contract, by in effect taking the opposite side of such Contract. At any time prior to the expiration of a Futures Contract, a trader may elect to close out its position by taking an opposite position on the contract market on which the position was entered into, subject to the availability of a secondary market, which will operate to terminate the initial position. At that time, a final determination of variation margin is made and any loss experienced by the trader is required to be paid to the contract market clearing house while any profit due to the trader must be delivered to it.

      Interest rate futures contracts currently are traded on a variety of fixed income securities, including long-term U.S. Treasury Bonds, Treasury Notes, Government National Mortgage Association modified pass-through mortgage-backed securities, U.S. Treasury Bills, bank certificates of deposit and commercial paper. In addition, interest rate futures contracts include contracts on indices of municipal securities. Foreign currency futures contracts currently are traded on the British pound, Canadian dollar, Japanese yen, Swiss franc, West German mark and on Eurodollar deposits.

Options on Futures Contracts

      An Option on a Futures Contract provides the holder with the right to enter into a "long" position in the underlying Futures Contract, in the case of a call option, or a "short" position in the underlying Futures Contract, in the case of a put option, at a fixed exercise price to a stated expiration date. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position, in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of Futures Contracts, such as payment of variation margin deposits. In addition, the writer of an Option on a Futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

      A position in an Option on a Futures Contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

      An option, whether based on a Futures Contract, a stock index or a security, becomes worthless to the holder when it expires. Upon exercise of an option, the exchange or contract market clearing house assigns exercise notices on a random basis to those of its members which have written options of the same series and with the same expiration date. A brokerage firm receiving such notices then assigns them on a random basis to those of its customers which have written options of the same series and expiration date. A writer therefore has no control over whether an option will be exercised against it, nor over the time of such exercise.

APPENDIX B

BOND RATINGS

     The following is a description of Standard & Poor's ("S&P") and Moody's Investors Service, Inc. ("Moody's") bond rating categories:

Moody's Investors Service, Inc. Corporate Bond Ratings

      Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

      A - Bonds rated A possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa - Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

      Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Standard & Poor's Corporate Bond Ratings

      AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

      AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

      A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

      BBB - Bonds rated BBB are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

      BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

      B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

      CCC - Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

                          PART C.  OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

            (a)   Financial Statements:
                                                                  Page in
                                                                  Prospectus
                                                                  ----------
            (1)   Financial statements and schedules
                  included in Prospectus (Part A):


                  ^ None

            (2)   The following financial statements for
                  the Worldwide Communications, Worldwide
                  Capital Goods, European Small Company ^,
                  Latin American Growth and Asian Growth
                  Funds and the notes thereto for the
                  period ended July 31, ^ 1996, and the
                  report of Price Waterhouse LLP with
                  respect to such financial statements,
                  are incorporated herein by reference
                  from the Company's Annual Report to
                  Shareholders for the fiscal period ended
                  July 31, ^ 1996:  Statement of
                  Investment Securities as of July 31, ^
                  1996; Statement of Assets and
                  Liabilities as of July 31, ^ 1996;
                  Statement of Operations for the period
                  ended July 31, ^ 1996; Statement of
                  Changes in Net Assets for the year ended
                  July 31, 1996 and the period ended July
                  31, 1995; and Financial Highlights for
                  the year ended July 31, 1996 and the
                  period ended July 31, 1995.

^


            (3)   Financial statements and schedules
                  included in Part C:

                  None

            (b)   Exhibits:


                  (1)   (a) Articles of Incorporation ^
                        (Charter).3

                        (b) Articles Supplementary to the
                        Company's Articles of Incorporation
                        dated January 6, ^ 1995.5


                        (c) Articles supplementary to the

                        Company's Articles of Incorporation
                        dated January 6, ^ 1995.1

                        (d) Articles supplementary to the

                        Company's Articles of Incorporation
                        dated June 20, ^ 1995.1

                        ^(e) Form of Articles Supplementary
                        to the Company's Articles of
                        Incorporation.

                  (2)   Bylaws.3


                  (3)   Not applicable.


                  (4)   Specimen stock certificates for INVESCO
                        Worldwide Capital Goods Fund and INVESCO
                        Worldwide Communications ^ Fund.3

                        (b) Specimen stock certificate for
                        INVESCO European Small Company ^
                        Fund.4

                        (c) Specimen stock certificate for
                        INVESCO Latin American Growth ^
                        Fund.5

                  (5)   (a) Investment Advisory Agreement
                        Between Registrant and INVESCO
                        Funds Group, Inc. dated May 2, ^
                        1994.3

                              ^(i) Amendment of Investment
                              Advisory Agreement dated
                              January 6, ^ 1995.5

                              ^(ii) Amendment of Investment
                              Advisory Agreement dated June
                              20, ^ 1995.1

                              ^(iii) Form of Amendment of
                              Investment Advisory Agreement
                              dated ______________, 1996.

                        (b) Sub-Advisory Agreement Between
                        INVESCO Funds Group, Inc. and
                        INVESCO Trust Company dated May 2,
                        ^ 1994.3

                        ^(c) Sub-advisory Agreement between
                        INVESCO Funds Group, Inc. and MIM
                        International Limited dated January
                        13, ^ 1995.5

                        ^(d) Sub-advisory Agreement between
                        INVESCO Funds Group, Inc. and

                        INVESCO Asia Ltd. dated June 20, ^
                        1995.1

                        ^(e) Sub-advisory Agreement between
                        INVESCO Funds Group, Inc. and
                        INVESCO Asset Management Limited
                        dated November 10, ^ 1995.2

                        (f) Form of Sub-Advisory Agreement
                        between INVESCO Funds Group, Inc.
                        and INVESCO Realty Advisors dated
                        December __, 1996.

                  (6)   General Distribution Agreement
                        Between Registrant and INVESCO
                        Funds Group, Inc. dated May 2, ^
                        1994.3

                  (7)   Defined Benefit Deferred
                        Compensation Plan for Non-
                        Interested Directors and ^
                        Trustees.3

                  (8)   Custody Agreement Between
                        Registrant and State Street Bank
                        and Trust Company dated May 2, ^
                        1994.3  Amendment to Custody
                        Agreement dated October 25, ^ 1995.2

                  (9)   (a) Transfer Agency Agreement
                        Between Registrant and INVESCO
                        Funds Group, Inc. dated May 2, ^
                        1994.3

                              (i) Amendment No. ^ 2 dated
                              May ^ 1, 1996 to Transfer
                              Agency ^ Agreement.


                        (b) Administrative Services
                        Agreement between Registrant and
                        INVESCO Funds Group, Inc. dated May

                        2, ^ 1994.3

                  (10)  Opinion and consent of counsel as
                        to the legality of the securities
                        being registered, indicating
                        whether they will, when sold, be
                        legally issued, fully paid and
                        nonassessable dated May 18, ^
                        1994.3


                  (11)  Consent of Independent Accountants.

                  (12)  Not applicable.

                  (13)  Not applicable.

                  (14)  Copies of model plans used in the
                        establishment of retirement plans
                        as follows:  Non-standardized
                        Profit Sharing Plan; Non-
                        standardized Money Purchase Pension
                        Plan; Standardized Profit Sharing
                        Plan Adoption Agreement;
                        Standardized Money Purchase Pension
                        Plan; Non-standardized 401(k) Plan
                        Adoption Agreement; Standardized
                        401(k) Paired Profit Sharing Plan;
                        Standardized Simplified Profit
                        Sharing Plan; Standardized
                        Simplified Money Purchase Plan;
                        Defined Contribution Master Plan &
                        Trust Agreement; and Financial
                        403(b) Retirement Plan, all filed
                        with Registration Statement No. 33-
                        63498 of INVESCO International
                        Funds, Inc. filed May 27, 1993, and
                        herein incorporated by reference.


                  (15)  Plan and Agreement of Distribution
                        dated May 2, 1994 adopted pursuant
                        to Rule 12b-1 under the Investment
                        Company Act of 1940.1 Amendment of
                        Plan and Agreement of Distribution
                        dated July 19, ^ 1995.1

                  (16)  (a) Schedule for Computation of
                        Performance Data for Worldwide
                        Capital Goods ^ Fund.5

                        (b) Schedule for Computation of
                        Performance Data for Worldwide
                        Communications ^ Fund.5


                  (17)  (a) Financial Data Schedule for
                        Worldwide Capital Goods Fund.

                        (b) Financial Data Schedule for
                        Worldwide Communications Fund.

                        (c) Financial Data Schedule for
                        Latin American Growth Fund.

                        (d) Financial Data Schedule for
                        European Small Company Fund.


                        (e) Financial Data Schedule for ^
                        Asian Growth Fund^.

                  (18)  Not applicable.

---------------


(1)Previously filed on EDGAR with Post-Effective Amendment No. 6 to the Registration Statement on August 30, 1995, and incorporated by reference herein.

(2)Previously filed on EDGAR with Post-Effective Amendment No. 7 to the Registration Statement on February 22, 1996, and incorporated by reference herein.

(3)Previously filed with the original Registration Statement on May 23, 1994 and incorporated by reference herein.

^(4)Previously   filed  with   Post-Effective   Amendment  No.  1  to  this
Registration Statement on October 27, 1994, and incorporated by reference herein.

^(5)Previously  filed  with  Post-Effective   Amendment  No.  3  to  this
Registration Statement on January 27, 1995, and incorporated by reference herein. ^


Item 25.    Persons Controlled by or Under Common Control With
            Registrant

            No person is presently controlled by or under common control with Registrant.

Item 26.    Number of Holders of Securities


                                                           Number of Record
                                                           Holders as of
            Title of Class                                 ^August 31, 1996
            --------------                                 ----------------
            INVESCO Worldwide Capital Goods Fund                   ^ 729
            INVESCO Worldwide Communications Fund                ^ 8,258
            INVESCO European Small Company Fund                  ^ 8,351
            INVESCO Latin American Growth Fund                   ^ 3,733
            INVESCO Asian Growth Fund                            ^ 3,197


Item 27.    Indemnification

      Indemnification provisions for officers and directors of Registrant are set forth in Article VII, Section 2 of the Articles of Incorporation, and are hereby incorporated by reference. See Item 24(b)(1) above. Under these Articles, officers and directors will be indemnified to the fullest extent permitted to directors by the Maryland General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended, and the rules thereunder. Under the Investment Company Act of 1940, Fund directors and officers cannot be protected against liability to the Company or its shareholders to which they would be subject because of willfull misfeasance, bad faith, gross negligence or reckless disregard of the duties of their office. The Company also maintains liability insurance policies covering its directors and officers.

Item 28.    Business and Other Connections of Investment Adviser

            See "The Funds and Their Management" in the Funds' Prospectuses and in the Statement of Additional Information for information regarding the business of the investment adviser. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of INVESCO Funds Group, Inc., reference is made to the Schedule Ds to the Form ADV filed under the Investment Advisers Act of 1940 by INVESCO Funds Group, Inc., which schedules are herein incorporated by reference.

Item 29.    Principal Underwriters

            (a)   INVESCO Diversified Funds, Inc.
                  INVESCO Dynamics Fund, Inc.
                  INVESCO Emerging Opportunity Funds, Inc.
                  INVESCO Growth Fund, Inc.
                  INVESCO Income Funds, Inc.
                  INVESCO Industrial Income Fund, Inc.
                  INVESCO International Funds, Inc.
                  INVESCO Money Market Funds, Inc.
                  INVESCO Multiple Asset Funds, Inc.
                  INVESCO Strategic Portfolios, Inc.
                  INVESCO Tax-Free Income Funds, Inc.
                  INVESCO Value Trust
                  INVESCO Variable Investment Funds, Inc.

            (b)

                                    Positions and             Positions and
Name and Principal                  Offices with              Offices with
Business Address                    Underwriter               Registrant
------------------                  -------------             -------------


Frank M. Bishop                     Director
1315 Peachtree Street NE
Atlanta, GA  30309


Charles W. Brady                                              Chairman of
1315 Peachtree Street NE                                      the Board
Atlanta, GA  30309

M. Anthony Cox                      Senior Vice
1315 Peachtree Street NE            President
Atlanta, GA  30309

Steven T. Cox, Jr.                  Regional Vice
7800 E. Union Avenue                President
Denver, CO  80237

Robert D. Cromwell                  Regional Vice
7800 E. Union Avenue                President
Denver, CO  80237

Samuel T. DeKinder                  Director
1315 Peachtree Street NE
Atlanta, GA  30309


^ Douglas P. Dohm                   Regional Vice
1355 Peachtree Street NE            President
Atlanta, GA  30309


William J. Galvin, Jr.              Senior Vice               Asst. Sec.
7800 E. Union Avenue                President
Denver, CO  80237

Linda J. Gieger                     Vice President
7800 E. Union Avenue
Denver, CO  80237

Ronald L. Grooms                    Senior Vice               Treasurer,
7800 E. Union Avenue                President                 Chief Fin'l
Denver, CO  80237                   & Treasurer               Officer, and
                                                              Chief Acctg.
                                                              Officer

                                    Positions and             Positions and
Name and Principal                  Offices with              Offices with
Business Address                    Underwriter               Registrant
------------------                  -------------             -------------

Wylie G. Hairgrove                  Vice President
7800 E. Union Avenue
Denver, CO  80237


Hubert ^ L. Harris, Jr.             Director                  Director
1315 Peachtree Street NE
Atlanta, GA  30309


Dan J. Hesser                       Chairman of the           President
7800 E. Union Avenue                Board, President,         & Director
Denver, CO  80237                   CEO & Director

Mark A. Jones                       Regional Vice
7800 E. Union Avenue                President
Denver, CO  80237

Jeraldine E. Kraus                  Assistant Secretary
7800 E. Union Avenue
Denver, CO  80237

Michael D. Legoski                  Asst. Vice
7800 E. Union Avenue                President
Denver, CO  80237


James F. Lummanick                  Vice President;
7800 E. ^ Union Avenue              ^ Asst. General
Denver, CO  80237                   ^ Counsel

Brian N. Minturn                    Executive Vice
7800 E. Union Ave.                  President ^
Denver, CO  80237 ^


Robert J. O'Connor                  Director
1355 Peachtree Street NE
Atlanta, GA  30309

                                    Positions and             Positions and
Name and Principal                  Offices with              Offices with
Business Address                    Underwriter               Registrant
------------------                  -------------             -------------


Donald R. Paddack                   Asst. Vice
7800 E. Union Avenue                President
Denver, CO  80237


Laura M. Parsons                    Vice President
7800 E. Union Avenue
Denver, CO  80237

Glen A. Payne                       Sr. Vice President        Secretary
7800 E. Union Avenue                Secretary
Denver, CO  80237                   General Counsel

Pamela J. Piro                      Asst. Vice
7800 E. Union Avenue                President
Denver, CO  80237

Gary J. Ruhl                        Vice President
7800 E. Union Avenue
Denver, CO  80237

R. Dalton Sim                       Director
7800 E. Union Avenue
Denver, CO  80237

James S. Skesavage                  Regional Vice
1315 Peachtree Street NE            President
Atlanta, GA  30309

Terri Berg Smith                    Vice President
7800 E. Union Avenue
Denver, CO  80237


^


Alan I. Watson                      Vice President            Asst. Sec.
7800 E. Union Avenue
Denver, CO 80237


^


Judy P. Wiese                       Vice President            Asst. Treas.
7800 E. Union Avenue
Denver, CO  80237

Allyson B. Zoellner                 Vice President
7800 E. Union Avenue
Denver, CO  80237

            (c)   Not applicable.

Item 30.    Location of Accounts and Records

            Dan J. Hesser
            7800 E. Union Avenue
            Denver, CO  80237

Item 31.    Management Services

            Not applicable.

Item 32.    Undertakings

            (a) The Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.


            (b) ^ The Registrant hereby undertakes ^ to file a post-effective amendment containing reasonably current financial statements for INVESCO Realty Fund within four to six months from the effective date of Post Effective Amendment No. 9.

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant ^ has duly caused this post-effective amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, County of Denver, and State of Colorado, on the ^ 11th day of ^ October, 1996.


Attest:                                   INVESCO Specialty Funds, Inc.

/s/ Glen A. Payne                         /s/ Dan J. Hesser
------------------------------------      ------------------------------------
Glen A. Payne, Secretary                  Dan J. Hesser, President


      Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to Registrant's Registration Statement has been signed by the following persons in the capacities indicated on this ^ 11th day of ^ October, 1996.


/s/ Dan J. Hesser                         /s/ Lawrence H. Budner
------------------------------------      ------------------------------------
Dan J. Hesser, President & Trustee        Lawrence H. Budner, Director
^(Chief Executive Officer)


/s/ Ronald L. Grooms                      /s/ Daniel D. Chabris
------------------------------------      ------------------------------------
Ronald L. Grooms, Treasurer               Daniel D. Chabris, Director
(Chief Financial and
Accounting Officer)


/s/ Victor L. Andrews                     /s/ Fred A. Deering
------------------------------------      ------------------------------------
Victor L. Andrews, ^ Trustee              Fred A. Deering, Director


/s/ Bob R. Baker                          /s/ A. D. Frazier, Jr.
------------------------------------      ------------------------------------
Bob R. Baker, Director                    A. D. Frazier, Jr., Director


/s/ Charles W. Brady                      /s/ Kenneth T. King
------------------------------------      ------------------------------------
Charles W. Brady, Director                Kenneth T. King, Director



/s/ Hubert L. Harris, Jr.                 /s/ John W. McIntyre, Director
------------------------------------      ------------------------------------
Hubert L. Harris, Jr., Director           John W. McIntyre, Director


By*                                       By*  /s/ Glen A. Payne
   ---------------------------------         ---------------------------------
      Edward F. O'Keefe                        Glen A. Payne
      Attorney in Fact                         Attorney in Fact


* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this post-effective amendment to the Registration Statement of the Registrant on behalf of the above-named directors and officers of the Registrant have been filed with the Securities and Exchange Commission on May 23, 1994, June 22, 1995 ^, August 25, 1995 and August 30, 1996.

                                 Exhibit Index

                                                      Page in
Exhibit Number                                  Registration Statement
--------------                                  ----------------------

      1(e)                                               103
      5(a)(iii)                                          105
      5(f)                                               106
      9(a)(i)                                            114
      11                                                 115
      17(a)                                              116
      17(b)                                              117
      17(c)                                              118
      17(d)                                              119
      17(e)                                              120
^